UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Steven I. Koszalka

American High-Income Municipal Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [imgc0f3e6581.jpg]

American High-Income Municipal Bond Fund®

Investment portfolio

October 31, 2018

unaudited

Bonds, notes & other debt instruments 95.64% Alabama 1.14%	Principal amount (000)	Value (000)
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-B, 5.00% 2046	$500	$540
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	10,000	10,386
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 3), Series 2018-A, 4.00% 2048 (put 2023)	2,000	2,084
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 2030	5,000	5,328
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2032	1,000	1,109
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2033	2,000	2,210
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Bonds, Series 2013-E, 0% 2028	250	152
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	1,600	1,712
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	700	756
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	7,100	8,027
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	6,000	6,954
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	520	615
County of Jefferson, Sewer Rev. Warrants, Series 2013-E, 0% 2034	2,500	919
County of Jefferson, Sewer Rev. Warrants, Series 2013-E, 0% 2035	17,475	5,906
County of Jefferson, Sewer Rev. Warrants, Series 2013-E, 0% 2036	7,500	2,325
County of Jefferson, Sewer Rev. Warrants, Series 2013-F, 0% 2046 (7.75% on 10/1/2023)1	2,500	2,130
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2029	1,575	1,776
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2031	5,175	5,823
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2046	3,665	4,117
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 2033	2,500	2,633
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2016, 5.00% 2036	3,400	3,550
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	6,055	6,015
		75,067
Alaska 0.19%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	4,080	4,258
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, AMT, Series 2015, 5.00% 2033	2,000	2,112
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, AMT, Series 2015, 5.00% 2034	2,000	2,106
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2019	2,950	3,025
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2020	1,000	1,049
		12,550
Arizona 2.28%
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	500	513
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	500	513
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	345	354
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-B, 5.70% 2029	770	805

American High-Income Municipal Bond Fund — Page 1 of 69

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Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-B, 6.00% 2033	$700	$732
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 2026	740	724
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 2036	600	591
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 2046	1,545	1,534
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD-LIBOR + 0.81%) 2.415% 20372	6,735	6,387
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, (SIFMA Municipal Swap Index + 1.85%) 3.45% 2048 (put 2020)2	2,500	2,525
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2028	1,680	1,851
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 20473	1,280	1,183
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 20513	570	527
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 20373	1,500	1,523
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 20473	2,450	2,487
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 20503	6,160	6,266
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 20373	675	681
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 20473	1,035	1,033
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 20513	2,100	2,063
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 2027	2,600	2,533
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2047	1,125	1,123
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2051	1,550	1,523
Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional School Southwest Las Vegas Campus), Series 2018, 5.25% 20223	9,000	8,864
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.00% 20373	1,350	1,320
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 20473	3,855	3,799
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 20523	2,500	2,414
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 20363	2,500	2,557
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 20473	4,540	4,589
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 20353	6,055	6,116
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 20453	5,500	5,503
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 20353	1,500	1,515
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 20463	7,100	7,100
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional School Phoenix Campus), Series 2017-B, 4.00% 20223	7,250	7,057
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools East Mesa and Cadence Campuses), Series 2017-A, 4.00% 20223	15,000	14,600
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 5.75% 20243	1,250	1,329
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 20343	1,560	1,696

American High-Income Municipal Bond Fund — Page 2 of 69

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Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 20443	$6,900	$7,499
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 20353	1,590	1,610
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 20453	2,250	2,255
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 20413	10,000	10,085
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 20463	2,500	2,509
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Exellence - Oro Valley Projects), Series 2018-A, 5.00% 20383	1,850	1,797
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Exellence - Oro Valley Projects), Series 2018-A, 5.25% 20483	2,000	1,967
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Exellence - Oro Valley Projects), Series 2018-A, 5.25% 20533	3,000	2,891
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,377
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Mirabella at ASU Project), Series 2017-A, 6.00% 20373	700	750
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Mirabella at ASU Project), Series 2017-A, 6.125% 20473	1,900	2,044
City of Tempe, Industrial Dev. Auth., Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 5.00% 2019	500	513
City of Tempe, Industrial Dev. Auth., Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	1,000	1,056
University Medical Center Corp. (Tucson), Hospital Rev. Bonds, Series 2009, 6.50% 2039 (preref. 2019)	1,000	1,029
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.80% 2027 (put 2021)	2,500	2,489
		149,801
Arkansas 0.03%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 3.15% 2044 (put 2022)2	1,000	1,020
County of Jefferson, Hospital Rev. Ref. Bonds (Jefferson Regional Medical Center), Series 2011, Assured Guaranty Municipal insured, 4.00% 2023	1,000	1,016
		2,036
California 5.51%
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2027	100	110
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2031	150	163
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2032	160	174
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2033	320	346
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030 (preref. 2020)	3,070	3,236
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Convention Center Expansion Project), Series 2014-A, 5.00% 2046	2,000	2,185
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2020	775	781
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	3,565	3,585
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	1,000	1,091
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.00% 2031	1,250	1,346

American High-Income Municipal Bond Fund — Page 3 of 69

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	$3,500	$3,636
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	4,500	4,794
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.70% 2045 (put 2024)2	1,500	1,548
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.70% 2024	600	614
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.80% 2025	650	664
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.90% 2026	625	636
Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2029	1,000	683
Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2030	1,000	649
Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2031	2,000	1,231
City of Cerritos, Public Fncg. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series 1993-A, AMBAC insured, 6.50% 2023	955	1,100
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	2,500	2,532
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2022	2,000	2,025
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	225	252
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	345	382
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	1,100	1,122
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	945	1,017
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2029	615	636
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2030	640	658
Duarte Unified School Dist., Capital Appreciation Bonds, 2010 Election, Series 2011-A, BAM insured, 0% 2036	5,520	2,550
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2033	4,000	4,048
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2030	2,080	2,241
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0% 2042	5,000	1,682
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	3,000	3,356
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	4,000	4,559
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0% 2042 (6.85% on 1/15/2024)1	1,250	1,117
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-C, 6.50% 2043	3,500	4,022
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, Series 2015-A, 0% 2034	4,000	2,155
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, Series 2015-A, 0% 2035	1,000	511
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, AMBAC insured, 0% 2027	5,000	3,811
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Series 2018-A-1, 5.25% 2047	1,150	1,157
Grossmont Union High School Dist., G.O. Bonds, 2004 Election, Series 2008, 0% 2032	5,000	2,992
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	225	250
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,220	1,331
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	540	580
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	580	622
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2034	350	374

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 2036	$1,000	$1,028
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 2008-F, 1.75% 2026 (put 2022)	8,250	7,781
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 2010-E, 1.75% 2026 (put 2022)	7,235	6,824
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	350	381
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2033	590	640
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2034	615	666
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2035	375	405
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2024	310	335
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2025	550	586
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2026	350	371
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2024	415	461
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,170	1,309
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2027	70	77
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2031	2,685	2,918
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	6,540	7,032
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,000	1,074
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2026	2,000	2,252
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 2035	735	778
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2045	500	538
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	1,800	2,410
Moorpark Unified School Dist., G.O. Bonds, 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2036	4,500	2,100
The Morongo Band of Mission Indians, Rev. Ref Bonds, Series 2018-B, 5.00% 20423	4,790	4,872
Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.75% 2040	1,500	1,628
Municipal Fin. Auth., Charter School Rev. Bonds (Bella Mente Montessori Academy), Series 2018-A, 5.00% 20383	840	868
Municipal Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Multiple Projects), Series 2014-A, 6.00% 2023	750	790
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	750	796
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	1,745	1,828
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 20353	2,035	2,210
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 20453	5,600	6,123
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	1,000	1,065
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 2047	9,600	9,139
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2026	1,065	1,150
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2030	2,505	2,654
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2039	1,200	1,293
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039 (preref. 2019)	1,000	1,065
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029 (preref. 2019)	1,420	1,505
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)3	2,500	2,851
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 2.00% 2044 (put 2020)	1,000	984
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	1,965	1,975
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 2.325% 20272	12,060	11,774

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series A, 5.25% 2045	$575	$621
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	1,820	1,831
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	2,000	2,216
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,160	2,381
Palomar Pomerado Health, Certs. of Part., Series 2009, 6.75% 2039 (preref. 2019)	1,500	1,574
Palomar Pomerado Health, Certs. of Part., Series 2010, 6.00% 2030 (preref. 2020)	1,500	1,620
Palomar Pomerado Health, Certs. of Part., Series 2010, 6.00% 2041 (preref. 2020)	1,000	1,080
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2029	2,750	1,854
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2030	9,000	5,770
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	2,500	1,524
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2035	3,175	3,402
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2041	1,725	1,842
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds, Series 2017, AMT, 8.00% 20393	8,650	9,169
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (CalPlant I Project), Series 2017, AMT, 7.50% 20323	1,000	1,028
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 20453	11,000	11,337
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,200	1,299
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	1,490	1,588
Public Fin. Auth., University Housing Rev. Bonds (NCCD - Claremont Properties LLC - Claremont Colleges Project), Series 2017-A, 5.00% 20473	1,545	1,552
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2024 (preref. 2023)	20	23
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2029 (preref. 2023)	5	6
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Various California State University Projects), Series 2011-B, 5.00% 2031 (preref. 2021)	5	5
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029 (preref. 2019)	6,000	6,262
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2037	500	499
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2013, 5.50% 2039	1,785	1,963
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2035	425	459
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), Series 2011-B, 0% 2039	4,000	1,574
City of Roseville, Westpark Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	500	555
City of Roseville, Westpark Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2027	230	254
City of Roseville, Westpark Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,000	1,092
City of Roseville, Westpark Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	455	495
City of Roseville, Westpark Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2031	595	645
City of Roseville, Westpark Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	500	538
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 2.105% 20342	5,000	4,888
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,290	11,255
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2027	355	395

American High-Income Municipal Bond Fund — Page 6 of 69

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2028	$785	$866
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2029	245	269
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2030	245	268
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-A, 4.90% 2029	2,880	2,962
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	3,500	3,558
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6, Special Tax Rev. Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2029	1,300	1,410
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6, Special Tax Rev. Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2031	1,140	1,230
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2009-D, 6.625% 2039 (preref. 2019)	1,000	1,037
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041 (preref. 2021)	1,000	1,112
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2031	665	753
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase One Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2044	1,000	1,060
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,200	2,374
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	4,000	4,281
City of Santa Ana, Redev. Agcy., Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,646
City of Santa Ana, Redev. Agcy., Tax Allocation Bonds, Series 2011-A, 6.75% 2028	810	898
City of Santa Clara, Redev. Agcy., Tax Allocation Bonds (Bayshore North Project), Series 2011, 0% 2024 (preref. 2021)	1,700	1,290
City of Santa Clara, Redev. Agcy., Tax Allocation Bonds (Bayshore North Project), Series 2011, 0% 2025 (preref. 2021)	4,000	2,799
Community of Santaluz, Community Facs. Dist. No. 2, Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2011-A, 5.10% 2030	920	989
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2035	1,725	1,855
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2036	1,780	1,908
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	4,460	5,145
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 20273	1,000	999
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 20443	2,000	2,042
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 20283	595	635
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 20433	760	778
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Obligated Group), Series 2016-A, 5.00% 20463	1,850	1,868
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Obligated Group), Series 2017-A, 5.125% 20473	750	763
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Obligated Group), Series 2017-A, 5.25% 20523	250	255
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools - Obligated Group), Series 2017-G, 5.00% 20373	360	368
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools - Obligated Group), Series 2017-G, 5.00% 20473	1,470	1,486
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 20463	7,100	7,906

American High-Income Municipal Bond Fund — Page 7 of 69

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 20463	$1,205	$1,342
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 20473	1,985	2,021
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 20523	1,350	1,365
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20213	370	382
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20223	385	400
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20233	400	417
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20243	420	437
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20253	235	244
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 20493	1,000	1,048
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2027	100	96
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2028	120	114
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 2030	175	162
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 2031	460	422
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 2030	120	119
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	2,825
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,000	2,070
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	2,500	2,590
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 2043	2,700	3,052
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-B, 3.50% 2018	200	200
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	1,250	1,332
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	5,000	5,235
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042 (preref. 2020)	1,500	1,606
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 5.625% 2032	1,000	1,056
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,000	1,065
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 20323	720	792
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 20463	3,750	3,948
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.00% 20293	1,500	1,567
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 20413	4,500	4,711
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC), Series 2016, 5.00% 2040	1,150	1,242
Statewide Communities Dev. Auth., Student Housing Rev. Custodial Bonds, Series 2017, 4.305% 2032	8,300	8,554
City of Thousand Oaks, Community Facs. Dist. No. 1994-1, Special Tax Rev. Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	875	905
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029 (preref. 2019)	1,000	1,007
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	2,300	2,334
		361,156

American High-Income Municipal Bond Fund — Page 8 of 69

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Bonds, notes & other debt instruments Colorado 5.37%	Principal amount (000)	Value (000)
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.75% 20474	$515	$497
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2037	1,585	1,545
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.125% 2047	575	555
County of Adams, Bradburn Metropolitan Dist No. 2, Limited Tax G.O. Bonds, Series 2018-B, 7.25% 2047	1,988	1,932
County of Adams, Bradburn Metropolitan Dist No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 2038	840	855
County of Adams, Bradburn Metropolitan Dist No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 2047	1,200	1,211
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2017-B, 7.00% 2047	670	640
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.00% 2027	515	502
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2037	530	536
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2047	1,225	1,231
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.375% 20474	500	495
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 4.375% 2032	790	780
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2047	6,250	6,240
County of Arapahoe, Copperleaf Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2015, 5.25% 2030	500	521
County of Arapahoe, Copperleaf Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2015, 5.75% 2045	1,450	1,507
County of Arapahoe, Cornerstar Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.50% 2027	1,500	1,528
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 2027	2,690	2,760
Arista Metropolitan Dist., Limited Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2038	2,980	2,990
Arista Metropolitan Dist., Limited Tax Rev. Ref. Bonds, Series 2018-A, 5.125% 2048	4,000	4,012
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2033	1,685	1,832
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2038	5,000	5,334
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2043	4,750	5,036
City of Arvada, Leyden Ranch Metropolitan Dist., G.O. Tax Bonds, Series 2017-A, 5.125% 2047	1,135	1,151
City of Arvada, Leyden Ranch Metropolitan Dist., G.O. Tax Bonds, Series 2017-B, 7.00% 20474	500	479
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Bonds, Series 2017-C, 10.75% 2049	1,026	987
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-A, 4.00% 2025	1,000	991
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-A, 4.375% 2033	1,250	1,186
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2045	2,250	2,230
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-B, 7.25% 20454	500	481
City of Arvada, Westown Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2047	1,400	1,324
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2046	2,920	2,736
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2016-B, 7.25% 20464	683	615
City of Aurora, International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 4.625% 2031	635	601
City of Aurora, International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 2046	3,140	2,891

American High-Income Municipal Bond Fund — Page 9 of 69

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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
City of Aurora, Southlands Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2037	$1,000	$1,049
City of Aurora, Southlands Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2047	1,000	1,039
City of Aurora, Southlands Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2037	400	420
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2007, 5.20% 2036	3,225	3,228
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.00% 2033	504	525
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.125% 2038	2,070	2,152
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 6.75% 20384	720	701
Colorado Bridge Enterprise, Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 2030	1,505	1,519
Colorado Bridge Enterprise, Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 2051	6,000	5,527
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-B, 6.375% 2047	1,000	972
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, Series 2015, 5.75% 2046	4,450	4,365
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, Series 2015, 6.00% 2050	3,700	3,627
City and County of Broomfield, Midcities Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2016-B, 7.75% 20464	1,445	1,394
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2016, 4.375% 2031	900	855
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2016, 5.00% 2046	3,000	2,942
Buffalo Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2018-B, 7.375% 2047	2,738	2,666
Town of Castle Rock, Promenade at Castle Rock Metropolitan Dist. No. 1, G.O. Bonds, Series 2015-A, 5.75% 2039	9,300	9,626
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.00% 2021	500	491
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2030	3,105	3,131
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,620	1,592
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2046	2,100	2,020
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2035	5,000	5,534
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2036	2,500	2,844
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2048	2,500	2,712
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.25% 2048	15,000	16,687
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	1,000	1,089
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 4.50% 2029	1,295	1,297
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 5.00% 2036	605	611
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 5.125% 2046	2,375	2,395
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2013-A, 5.625% 2038	1,315	1,439
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2013-A, 6.00% 2038	1,250	1,400
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2014, 5.00% 2043	1,250	1,305
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2034	2,500	2,698
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 2032	8,905	9,359
City and County of Denver, International Center Metropolitan Dist. No. 14, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 2046	5,475	5,683

American High-Income Municipal Bond Fund — Page 10 of 69

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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
City of Denver, Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, (3-month USD-LIBOR + 1.10%) 2.655% 20332	$4,740	$4,505
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	2,000	2,184
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 20393	3,750	3,726
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 20393	3,430	3,366
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2031	1,325	801
E-470 Public Highway Auth., Rev. Bonds, Series 2010, 0% 2040	3,600	1,444
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 2.442% 2039 (put 2019)2	500	501
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.578% 2039 (put 2021)2	1,000	1,008
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2006-B, National insured, 0% 2037	5,065	2,140
Harmony Technology Park, Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017, 5.00% 2047	5,270	5,030
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	12,445
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030	3,000	3,229
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,500	1,605
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	100	107
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2036	2,360	2,504
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045	1,000	1,047
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2028	1,500	1,665
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	1,360	1,480
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037	2,300	2,469
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2042	2,100	2,239
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2047	3,500	3,697
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2025	500	534
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	11,055	11,484
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043	4,690	5,045
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	1,000	1,084
Health Facs. Auth., Rev. Bonds (Ralston Creek at Arvada Project), Series 2017-A, 5.75% 2047	2,770	2,795
Health Facs. Auth., Rev. Bonds (Ralston Creek at Arvada Project), Series 2017-A, 6.00% 2052	3,000	3,069
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 20425	2,500	1,661
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 20475	5,500	3,651
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 3.125% 2027	1,250	1,227
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2026	750	802
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2031	2,000	2,088
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2037	2,650	2,712

American High-Income Municipal Bond Fund — Page 11 of 69

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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	$4,750	$4,996
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	525	581
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,114
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,500	1,604
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	2,500	2,634
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.00% 2027	455	494
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2031	2,395	2,584
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2032	850	913
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2037	2,300	2,453
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2047	12,230	12,945
High Performance Transportation Enterprise, C-470 Express Lanes Rev. Bonds, Series 2017, 5.00% 2051	3,250	3,431
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	1,490	1,572
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 20203	1,500	1,563
City of Littleton, Littleton Village Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2018-B, 7.625% 2028	1,140	1,122
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 20213	1,500	1,586
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 20223	1,900	2,025
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2035	2,000	2,021
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2046	1,000	991
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	2,700	3,046
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,500	3,917
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,000	1,092
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,428
Public Fin. Auth., Rev. Bonds (Denver International Airport Great Hall Project), Series 2017, AMT, 5.00% 2037	1,625	1,746
Public Fin. Auth., Rev. Bonds (Denver International Airport Great Hall Project), Series 2017, AMT, 5.00% 2049	3,500	3,709
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,700	1,760
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	11,800	12,200
Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018, 4.50% 2028	575	569
Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018, 5.125% 2037	550	555
Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018, 7.25% 2035	636	621
Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018-A, 5.125% 2043	500	501
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.50% 2036	4,750	4,708
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 2046	2,585	2,587
Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 2026	500	472
City of Thornton, Big Dry Creek Metropolitan Dist., G.O. Bonds, Series 2017, 7.75% 20474	644	632
City of Thornton, Big Dry Creek Metropolitan Dist., G.O. Bonds, Series 2017-A, 5.75% 2047	2,415	2,362
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2036	1,335	1,365
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2046	2,880	2,921
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-B, 7.00% 20464	1,500	1,433
County of Weld, Vista Ridge Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2006-B, 9.50% 2040 (preref. 2021)1	2,220	2,728
		352,430

American High-Income Municipal Bond Fund — Page 12 of 69

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Bonds, notes & other debt instruments Connecticut 1.13%	Principal amount (000)	Value (000)
Various Purpose G.O. Bonds, Series 2018-E, 5.00% 2028	$1,000	$1,118
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	1,055	1,089
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	7,600	7,828
Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 20303	3,250	3,444
Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 20393	11,055	11,423
Health and Educational Facs. Auth., Rev. Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-A, 5.00% 20463	1,000	1,010
Health and Educational Facs. Auth., Rev. Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-A, 5.00% 20533	1,640	1,640
Health and Educational Facs. Auth., Rev. Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-B-1, 3.25% 20213	240	240
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 2030	905	890
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 2031	900	880
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 2032	895	881
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 2033	450	440
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	4,425	4,495
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 2039	1,595	1,622
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 2041	7,200	7,469
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 20263	6,345	6,663
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 20453	4,895	4,962
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 20453,6	9,342	9,949
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 20303	4,500	4,889
Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2008-A, 5.00% 2027 (preref. 2018)	3,000	3,000
		73,932
Delaware 0.08%
Housing Auth., Single Family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	20	20
County of Kent, Student Housing and Dining Fac. Rev. Bonds (CHF-Dover, LLC University Project), Series 2018-A, 5.00% 2040	1,100	1,149
County of Kent, Student Housing and Dining Fac. Rev. Bonds (CHF-Dover, LLC University Project), Series 2018-A, 5.00% 2048	1,485	1,542
County of Kent, Student Housing and Dining Fac. Rev. Bonds (CHF-Dover, LLC University Project), Series 2018-A, 5.00% 2053	1,090	1,128
County of Kent, Student Housing and Dining Fac. Rev. Bonds (CHF-Dover, LLC University Project), Series 2018-A, 5.00% 2058	1,600	1,644
		5,483
District of Columbia 0.77%
Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0% 2044 (6.50% on 10/1/2018)1	5,000	6,195
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2035	5,000	2,403
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 2037	10,000	4,286
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	3,395	3,597

American High-Income Municipal Bond Fund — Page 13 of 69

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Bonds, notes & other debt instruments District of Columbia (continued)	Principal amount (000)	Value (000)
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	$1,545	$1,624
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2046	3,170	3,321
Rev. Bonds (Ingleside Rock Creek), Series 2017-A, 5.00% 2032	1,000	1,023
Rev. Bonds (Ingleside Rock Creek), Series 2017-A, 5.00% 2052	1,750	1,705
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	173,025	26,642
		50,796
Florida 5.44%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	569
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,263
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,691
County of Alachua, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, (3-month USD-LIBOR x 0.67 + 0.87%) 2.425% 20372	1,745	1,623
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	3,700	3,900
City of Atlantic Beach, Health Care Facs. Rev. and Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2022	100	108
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	2,470	2,666
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	750	795
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2009, 7.00% 2039 (preref. 2019)	1,000	1,021
County of Broward, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2023	4,000	4,326
County of Broward, Airport System Rev. Ref. Bonds, Series 2013-A, 5.25% 2043	2,000	2,172
County of Broward, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	2,000	2,170
County of Broward, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2035	2,000	2,165
City of Cape Coral, Health Facs. Auth., Senior Housing Rev. Bonds (Gulf Care, Inc. Project), Series 2015, 6.00% 20453	7,000	7,404
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation Inc.), Series 2018-A, 5.375% 20383	1,105	1,077
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation Inc.), Series 2018-A, 5.375% 2048	2,595	2,482
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 20373	5,225	4,776
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 20473	10,000	8,966
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2017-A, 5.00% 20373	860	848
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2017-A, 5.00% 20473	1,785	1,711
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2017-A, 5.00% 20523	895	842
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2039	1,000	1,102
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	705	707
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2043	1,260	1,347
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2048	8,000	8,523
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20243	1,000	1,095
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20303	6,000	6,449
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 5.50% 2028	1,435	1,520

American High-Income Municipal Bond Fund — Page 14 of 69

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	$11,930	$12,781
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc.), Series 2017, AMT, 5.00% 2029 (put 2022)3	8,330	8,544
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	5,250	5,528
City of Fort Myers, Paseo Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	335	336
City of Fort Myers, Paseo Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2011-A-2, 5.40% 2036	640	635
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,098
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2030	2,750	2,990
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Ringling College Project), Series 2017, 5.00% 2042	2,000	2,103
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-A-1, 4.50% 20333	2,000	2,022
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-A-1, 4.75% 20383	2,150	2,183
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-A-1, 5.00% 20483	3,000	3,080
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-B, 5.00% 20533	3,000	3,057
County of Hillsborough, Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,220	3,233
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2015, 4.875% 2035	485	484
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2015, 4.875% 2045	2,125	2,053
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 2037	1,000	1,023
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 2047	1,100	1,122
County of Lee, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	1,915
County of Lee, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	10,580
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	2,600	2,871
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	8,445	8,967
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2015, 5.00% 2045	500	517
County of Martin, Health Facs. Auth., Hospital Rev. Ref. Bonds (Martin Memorial Medical Center), Series 2012-B, 3.74% 2023	250	258
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,067
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2022	1,750	1,897
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2023	2,250	2,415
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	1,500	1,558
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	2,000	2,164
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2033	5,000	5,420
County of Miami-Dade, Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2007-B, AMBAC insured, 5.25% 2024	1,000	1,128
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,225	1,377
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,140	1,273

American High-Income Municipal Bond Fund — Page 15 of 69

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 4.00% 2023	$1,000	$1,009
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 4.75% 2027	750	766
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 5.125% 2039	1,000	1,013
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 5.25% 2049	2,000	2,030
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2035	2,000	2,155
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,069
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2040	1,000	1,066
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 2040	1,935	2,051
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	1,910	2,098
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,500	1,640
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,500	2,712
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 2037	1,735	1,791
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	2,400	2,457
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2035	3,225	3,414
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2036	4,000	4,219
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	17,500	18,270
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2048	11,500	11,953
County of Orange, Grove Resort Community Dev. Dist., Special Assessment Rev. Bonds, Series 2017-B, 5.75% 2029	150	150
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 2026	1,965	2,137
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2035	1,500	1,595
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2040	3,000	3,159
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2045	4,300	4,515
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2036	4,100	4,394
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2041	4,380	4,654
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2047	6,280	6,647
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	1,240	1,358
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	3,895	4,183
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 2045	1,315	1,396
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2026	1,000	1,057
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2028	1,875	1,970
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 2036	1,250	1,292
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-B, 5.00% 2036	2,000	2,074
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 2037	3,045	2,934

American High-Income Municipal Bond Fund — Page 16 of 69

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	$2,985	$2,988
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 20365	1,035	94
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 20361	150	145
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 20381	280	288
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-B, 6.81% 20201	125	125
County of Polk, Lake Ashton II Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,190	2,100
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	2,250	2,349
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	3,170	3,291
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2036	2,000	2,017
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2037	2,150	2,232
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2042	3,200	3,301
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2047	3,645	3,748
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2052	6,695	6,857
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-B-1, 3.30% 2023	1,500	1,492
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-B-2, 2.70% 2022	1,100	1,079
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2047	4,350	4,743
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 20245	10,260	—7
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2011, 0% 20398,9	34,835	6,636
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 20235	2,125	1,700
City of St. Cloud, Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 20235	2,035	1,424
County of St. Johns, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040 (preref. 2020)	3,625	3,850
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 2032	3,120	3,031
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 2045	220	207
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	1,350	1,422
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2041	1,250	1,318
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	6,700	6,967
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2045	3,945	4,224
Tolomato Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.40% 2037	960	961
Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 2037	2,315	2,238
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 2045	1,000	1,086

American High-Income Municipal Bond Fund — Page 17 of 69

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2030	$1,500	$1,665
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2031	1,520	1,683
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 20361,5	5,835	4,493
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 2031	1,995	1,908
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 2037	2,000	1,890
		356,777
Georgia 1.64%
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A1, 6.75% 2035	9,665	9,252
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A1, 7.00% 2040	9,500	9,254
City of Atlanta, Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	1,495	1,472
City of Atlanta, Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2036	140	137
City of Atlanta, Tax Allocation Bonds (Beltline Project), Series 2008-B, 7.375% 2031 (preref. 2019)	2,500	2,523
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. - Vogtle Project), Series 2017-C, 4.125% 2045	13,525	12,537
County of Clayton, Dev. Auth., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2009-A, 8.75% 2029	5,000	5,446
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 2033	1,000	1,120
Counties of DeKalb, Newton and Gwinnett, Joint Dev. Auth., Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.00% 2029 (preref. 2019)	1,850	1,899
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030	9,615	10,268
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040	8,565	9,166
County of Fulton, Dev. Auth., Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	3,215	3,115
County of Hall and City of Gainesville, Dev. Auth., Retirement Community Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029 (preref. 2019)	710	741
County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	460	475
County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030 (preref. 2020)	1,540	1,595
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009, 5.50% 2039	1,160	1,184
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009, 5.50% 2039 (preref. 2019)	795	812
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-B-2, AMT, 3.50% 2039	4,935	5,015
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 20373	1,200	1,210
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 20473	1,680	1,690
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 20523	1,530	1,542
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,000	1,118
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,157
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-C, 4.00% 2048 (put 2023)	4,000	4,187

American High-Income Municipal Bond Fund — Page 18 of 69

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Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
City of Marrietta, Dev. Auth., Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 20373	$2,500	$2,599
City of Marrietta, Dev. Auth., Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 20473	2,500	2,577
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 2060	1,450	1,473
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 2060	1,200	1,260
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,000	1,083
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	2,000	2,109
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-A, 0% 20243	2,115	1,515
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-A, 0% 20343	3,495	1,288
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-B, 0% 2049 (7.00% on 6/1/2024)1,3	6,755	4,493
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 20383	2,500	2,384
		107,696
Guam 0.85%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2021	8,000	8,216
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,500	1,635
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	7,990	8,825
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2025	1,700	1,880
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2026	4,080	4,480
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2030	2,000	2,151
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2032	3,000	3,203
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	4,500	4,655
Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	2,000	2,065
Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2037	1,745	1,797
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,076
Limited Obligation (Section 30) Rev. Ref. Bonds, Series 2016-A, 5.00% 2018	950	952
Limited Obligation (Section 30) Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	1,000	1,076
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2024	725	782
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2031	585	622
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2033	465	491
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2035	400	419
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2032	2,600	2,779
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2033	1,055	1,124
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2034	1,445	1,534
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	1,000	1,048
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2040	1,000	1,043
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040 (preref. 2020)	500	528
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	1,250	1,312
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	1,750	1,849
		55,542
Hawaii 0.45%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 2038	6,000	6,593
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 2043	1,500	1,634
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 2048	5,000	5,426
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 2037	13,800	13,093

American High-Income Municipal Bond Fund — Page 19 of 69

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Bonds, notes & other debt instruments Hawaii (continued)	Principal amount (000)	Value (000)
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 8.75% 2029 (preref. 2019)	$890	$944
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 9.00% 2044 (preref. 2019)	2,000	2,142
		29,832
Idaho 0.19%
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 2034	2,420	2,443
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 2044	7,015	7,147
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 2047	1,500	1,589
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 2049	1,180	1,215
		12,394
Illinois 15.03%
Village of Bolingbrook, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 5.90% 20271	6,000	6,004
Buffalo Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2018-B, 0% 2030	8,000	4,747
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2016-A, 4.00% 2028	4,685	4,806
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Alternate Rev.), Series 2015-C, 5.25% 2039	8,890	9,005
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2018	800	801
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2018 (escrowed to maturity)	200	200
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,625	1,652
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	6,910	7,738
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 20463	25,060	29,259
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	3,000	3,077
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,769
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,750	1,934
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 1998-B-1, FGIC insured, 0% 2028	5,000	3,168
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2029	1,610	1,610
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.25% 2025	1,500	1,501
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 20303	3,500	4,159
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 20423	28,185	32,999
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	2,000	2,079
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2024	2,000	2,080
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	4,000	4,149
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,500	1,559
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2018	585	586
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2024	2,000	2,080

American High-Income Municipal Bond Fund — Page 20 of 69

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	$5,000	$5,018
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	12,000	12,122
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	7,800	7,817
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	5,000	5,293
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2030	5,000	5,364
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2031	7,500	8,027
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2032	5,000	5,342
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	13,787
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2027	1,810	1,996
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2028	1,750	1,917
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2029	2,500	2,721
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2031	855	922
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2031	3,000	1,715
City of Chicago, G.O. Bonds (Library), Series 2008-D, 5.00% 2039	265	265
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.00% 2019	1,700	1,706
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.50% 2034	500	530
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	1,000	1,065
City of Chicago, G.O. Bonds, Series 2011-A, 5.00% 2040	970	979
City of Chicago, G.O. Bonds, Series 2011-A, 5.25% 2035	500	509
City of Chicago, G.O. Bonds, Series 2012-A, 5.00% 2033	585	597
City of Chicago, G.O. Bonds, Series 2012-C, 5.00% 2023	360	376
City of Chicago, G.O. Bonds, Series 2014-A, 5.25% 2029	3,895	4,103
City of Chicago, G.O. Bonds, Series 2015-A, 5.25% 2028	500	533
City of Chicago, G.O. Bonds, Series 2015-A, 5.50% 2034	200	212
City of Chicago, G.O. Bonds, Series 2017-A, 5.75% 2033	465	514
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2019	1,000	1,004
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2037	250	263
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2040	1,450	1,523
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2008-C, 5.00% 2024	100	100
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2009-C, 5.00% 2040	1,290	1,292
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	100	105
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2035	4,140	4,251
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	4,885	5,132
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	10,670	11,860
City of Chicago, G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2031	2,000	1,123
City of Chicago, G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2032	725	384
City of Chicago, G.O. Rev. Ref. Bonds, Series 2003-B, 5.00% 2022	1,000	1,048
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-A, 5.375% 2029	1,000	1,067
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	3,020	3,207
City of Chicago, G.O. Rev. Ref. Bonds, Series 2016-C, 5.00% 2027	3,105	3,309
City of Chicago, G.O. Rev. Ref. Bonds, Series 2016-C, 5.00% 2035	1,670	1,728
City of Chicago, G.O. Rev. Ref. Bonds, Series 2016-C, 5.00% 2038	3,500	3,591
City of Chicago, G.O. Rev. Ref. Bonds, Series 2017-A, 5.625% 2029	4,000	4,455
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2025	1,000	1,118
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2026	1,680	1,875
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	1,000	1,112
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2043	4,250	4,713
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	515	546
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039 (preref. 2021)	2,070	2,227
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2052	2,500	2,680

American High-Income Municipal Bond Fund — Page 21 of 69

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2026	$3,500	$3,724
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,421
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2032	4,745	5,169
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2033	1,220	1,319
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	3,000	3,235
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 2048	6,250	6,618
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 2032 (preref. 2025)	145	165
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	1,015	756
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	2,170	1,171
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1998-B-1, National insured, 0% 2019	1,000	971
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1998-B-1, National insured, 0% 2031	5,060	2,731
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, National insured, 0% 2018	2,135	2,130
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, National insured, 0% 2024	2,070	1,624
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	12,405	12,337
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	8,635	8,527
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	11,830	13,406
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	21,750	22,569
City of Chicago, Wastewater Transmission Rev. Bonds (Second Lien), Series 2017-A, 5.00% 2037	3,000	3,173
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	6,000	6,231
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2020	460	473
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	1,000	1,097
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	560	432
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	5,000	3,674
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,000	1,085
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	1,000	1,108
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2029	1,000	1,100
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	700	766
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,575	2,822
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	2,000	2,215
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	1,949
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	250	271
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2033	6,200	6,644
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2031	1,000	1,088
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	4,370	4,556
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2029	1,500	1,621
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	500	527
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2035	2,290	2,478

American High-Income Municipal Bond Fund — Page 22 of 69

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2038	$5,000	$5,363
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	6,300	7,708
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	1,995	2,332
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.25% 2043	3,000	3,079
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 2047	7,100	7,432
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	290	312
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	350	396
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	3,000	3,346
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2031	3,500	3,847
County of DuPage, Special Service Area No. 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.625% 2036	4,557	4,560
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	1,500	1,537
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2047	3,180	3,219
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	1,000	1,052
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2022	40	44
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2042	1,000	1,077
Fin. Auth., Rev. Bonds (Christian Homes Inc.), Series 2010, 6.125% 2027	645	671
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	7,530	8,377
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,082
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	1,285	1,389
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	3,750	3,993
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	2,405	2,461
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.00% 2037	2,250	2,075
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	19,500	17,637
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2012-C, 5.00% 2020	230	241
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2045	3,500	3,592
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2035	1,465	1,404
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2034	3,600	3,892
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	12,000	12,737
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	17,165	18,151
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,800	1,949
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series 2009-B, 5.75% 2030 (preref. 2019)	130	134
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	1,500	1,600
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 2037	1,000	993
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,135	1,258
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,110
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,105
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	2,240	2,455
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2029	3,000	3,266
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,500	1,624
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	2,270	2,450
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.929% 2036 (put 2021)2	800	803
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 4.00% 2041	1,760	1,697
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2027	1,875	2,160
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2029	9,000	10,227
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2030	1,000	1,131
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2032	4,500	5,030
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2034	1,265	1,401

American High-Income Municipal Bond Fund — Page 23 of 69

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2036	$3,820	$4,191
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2041	2,000	2,174
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2034	250	239
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,495
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2046	900	946
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2049	1,250	1,309
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2032	1,100	1,200
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,612
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2032	2,000	2,138
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2033	2,000	2,131
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2035	2,000	2,119
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2037	1,750	1,844
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	6,880	7,360
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,105
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2032	1,250	1,367
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), Series 2016, 5.00% 2031	1,875	1,953
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), Series 2016, 5.00% 2036	1,000	1,030
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039 (preref. 2019)	4,500	4,640
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System Obligated Group), Series 2010-A, 6.00% 2039	1,795	1,869
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System Obligated Group), Series 2010-A, 6.00% 2039 (preref. 2020)	5,135	5,427
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2035	5,450	5,892
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	2,000	2,127
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 4.125% 2047	2,000	1,886
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	9,705	10,135
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	125	131
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	1,250	1,320
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	8,710	8,406
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	3,950	4,202
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	6,400	6,703
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	250	279
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	1,995	2,082
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	1,005	1,053
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2037	1,475	1,569
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	2,365	2,488
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2023	775	800
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2024	815	838
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2025	730	748
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	2,465	2,446
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	700	669
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	11,500	10,444
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.75% 2021	2,000	2,092
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.00% 2024	1,000	1,053
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	16,510	17,583

American High-Income Municipal Bond Fund — Page 24 of 69

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043 (preref. 2021)	$4,265	$4,732
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2011, 5.125% 2020	4,440	4,551
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,021
G.O. Bonds, Series 2013, 5.00% 2021	860	889
G.O. Bonds, Series 2013, 5.00% 2023	685	714
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,137
G.O. Bonds, Series 2013, 5.50% 2033	3,715	3,921
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,046
G.O. Bonds, Series 2014, 5.00% 2022	885	915
G.O. Bonds, Series 2014, 5.00% 2024	3,000	3,120
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,092
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,068
G.O. Bonds, Series 2014, 5.00% 2039	13,550	13,642
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2039	4,100	4,121
G.O. Bonds, Series 2016, 5.00% 2025	1,000	1,041
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,543
G.O. Bonds, Series 2016, 5.00% 2033	4,000	4,063
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,010
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	3,000	3,059
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,125	2,135
G.O. Bonds, Series 2017-A, 5.00% 2018	1,000	1,000
G.O. Bonds, Series 2017-A, 5.00% 2035	1,000	1,016
G.O. Bonds, Series 2017-A, 5.00% 2036	3,000	3,044
G.O. Bonds, Series 2017-C, 5.00% 2029	7,500	7,686
G.O. Bonds, Series 2017-D, 5.00% 2027	10,680	11,096
G.O. Bonds, Series 2017-D, BMA insured, 5.00% 2026	10,000	10,401
G.O. Bonds, Series 2017-D, BMA insured, 5.00% 2028	10,500	10,830
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	398
G.O. Rev. Ref. Bonds, Series 2012, Assued Guaranty Municipal insured, 5.00% 2025	1,750	1,808
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	3,000	3,120
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,096
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	759
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	2,500	2,608
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	3,000	3,124
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	2,500	2,601
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	2,000	2,079
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	4,000	4,139
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	2,000	2,055
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	3,000	3,056
City of Granite, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 2.25% 2027 (put 2019)	6,320	6,314
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 2046	4,475	4,540
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	3,900	3,963
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2025	3,000	3,287
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	1,150	1,267
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2027	1,140	1,261
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	750	808
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2039	1,165	1,241

American High-Income Municipal Bond Fund — Page 25 of 69

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2026	$620	$683
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2029	1,610	1,776
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2031	780	852
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,491	1,494
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 1994, BAM insured, 0% 2028	3,185	2,119
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030	2,370	1,378
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030 (escrowed to maturity)	130	89
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2032	8,860	4,491
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2033	10,230	4,899
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2034	10,000	4,638
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2039	3,800	1,290
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2050	3,630	654
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2051	13,350	2,262
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	1,500	1,525
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	620	678
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B, Assured Guaranty Municipal insured, 5.00% 2027	3,500	2,448
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 2025	2,535	1,937
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 2056	7,160	922
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 2054	10,760	1,543
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	800	241
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	3,300	853
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	5,850	5,855
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	518
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2052	1,420	1,439
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	3,000	3,139
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	4,000	4,140
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, Capital Appreciation Bonds, Assured Guaranty Municipal insured, 0% 2056	10,000	1,500

American High-Income Municipal Bond Fund — Page 26 of 69

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 1999-A, National insured, 0% 2022	$4,250	$3,817
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2006-A, National insured, 5.25% 2019	500	505
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2008-A, 5.50% 2023	500	559
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2019	1,795	1,810
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2020	1,890	1,941
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2022	750	791
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2023	300	317
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2027	2,205	2,295
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	3,945	4,069
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2028	550	628
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	3,000	3,720
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2001, AMBAC insured, 0% 2023	2,500	2,072
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2030	6,000	6,509
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2031	2,500	2,705
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,080
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2040	1,000	1,074
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	5,000	5,396
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	1,000	1,112
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	2,750	2,971
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2024	480	534
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,985	3,282
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	750	811
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2034	2,110	2,069
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	1,000	1,124
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	5,000	5,003
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2014-C, 5.00% 2023	775	848
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 5.00% 2020	120	126
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 2027	1,129	1,061
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2036	1,246	1,183
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2034	4,993	5,376

American High-Income Municipal Bond Fund — Page 27 of 69

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2036	$7,551	$7,053
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2032	4,331	4,686
		986,089
Indiana 1.51%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 2.95% 2031 (put 2021)	1,000	1,000
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	9,000	9,265
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 2041	2,000	2,108
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	1,500	1,597
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	17,560	17,195
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	10,100	9,735
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2035	3,000	3,171
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044	7,225	7,573
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2048	3,250	3,398
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051	3,410	3,595
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	2,100	2,199
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2036	3,730	3,990
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,705	4,090
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2019	760	765
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2039	2,500	2,650
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2034	1,000	1,087
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031 (preref. 2021)	4,000	4,258
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	750	801
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	3,495	3,545
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-A-2, AMT, 4.00% 2039	885	909
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 2030	1,115	1,236
County of Jasper, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.85% 2019	1,000	1,015
County of Knox, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2023	1,000	1,055
County of Knox, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2025	1,570	1,647
City of Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2013, AMT, 7.00% 2044	3,080	3,539
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2015, AMT, 5.00% 2045 (put 2022)	3,000	3,240
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2016-A, AMT, 5.00% 2046 (put 2023)	4,000	4,331
		98,994

American High-Income Municipal Bond Fund — Page 28 of 69

unaudited

Bonds, notes & other debt instruments Iowa 0.84%	Principal amount (000)	Value (000)
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Iowa Fertilizer Co. Project), Series 2013-A, 5.25% 2050 (put 2033)1	$1,585	$1,659
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Iowa Fertilizer Co. Project), Series 2013-B, 5.25% 2050 (put 2037)	8,470	9,004
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	6,620	6,761
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	12,450	13,170
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	2,000	2,004
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.875% 20263	2,320	2,438
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 2036	1,250	1,292
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 2043	1,500	1,541
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 2048	7,000	7,166
Student Loan Liquidity Corp., Student Loan Rev. Ref. Bonds, Series 2018-A, AMT, 3.75% 2033	6,500	6,211
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2005-C, 5.625% 2046	3,525	3,529
		54,775
Kansas 0.28%
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,920	1,964
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 2043	4,000	4,058
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2027	750	808
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2029	1,205	1,288
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2031	1,330	1,408
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 3.00% 2023	885	880
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 4.20% 2027	5,000	4,952
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 2028	775	764
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 2034	2,125	2,093
		18,215
Kentucky 0.99%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2028	1,260	1,365
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2040	3,500	3,649
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 2035	1,750	1,767
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 2045	5,765	5,875
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 2050	2,650	2,693
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2041	3,500	3,657
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2046	3,725	3,878
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2034	2,720	2,891
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2045	10,000	10,818
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2047	1,500	1,592
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2017-A, AMT, 3.00% 2029	2,440	2,417
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2029	2,300	2,550

American High-Income Municipal Bond Fund — Page 29 of 69

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Bonds, notes & other debt instruments Kentucky (continued)	Principal amount (000)	Value (000)
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	$1,100	$1,227
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	500	552
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2035	1,500	1,615
Property and Buildings Commission, Rev. Ref. Bonds (Project No. 93), Assured Guaranty Municipal insured, Series 2009, 5.25% 2028 (preref. 2019)	3,645	3,675
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	6,600	6,870
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	1,885	2,024
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	5,500	5,969
		65,084
Louisiana 1.36%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2031	2,160	2,322
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2035	1,785	1,903
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2040	7,000	7,422
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2030	300	329
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2031	400	437
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2032	500	544
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2033	1,100	1,193
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	5,000	5,673
Parish of Jefferson, Hospital Dist. No. 1 (West Jefferson Medical Center), Hospital Rev. Ref. Bonds, Series 2011-A, 6.00% 2039 (preref. 2021)	2,365	2,549
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-B, 7.00% 20443	3,115	3,203
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 20443	10,600	10,902
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Road Projects), Series 2015-A, 7.00% 20443	3,000	3,085
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	5,750	6,169
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	2,850	3,057
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facilities, Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2039	1,000	1,088
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 2032	5,000	4,724
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2045	500	539
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2042	2,000	2,127
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2052	800	839
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2051	10,180	10,736
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2056	1,000	1,043
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032 (preref. 2026)	10	11
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	4,000	4,106
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-B, 3.50% 2030	500	488
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Assured Guaranty Municipal insured, Series 2015, 5.25% 2051	1,000	1,073
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 2047	2,500	2,631
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032	890	972
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2033	1,620	1,764

American High-Income Municipal Bond Fund — Page 30 of 69

unaudited

Bonds, notes & other debt instruments Louisiana (continued)	Principal amount (000)	Value (000)
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2033 (preref. 2026)	$15	$17
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	5,733
St. Tammany Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.00% 2024	625	666
St. Tammany Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.25% 2037	1,750	1,831
		89,176
Maine 0.41%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2005-R-3, AMT, 5.25% 20253	2,000	2,114
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-2, AMT, 4.375% 2035 (put 2025)3	250	247
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2041	1,800	1,864
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2046	1,000	1,032
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Medical Center Obligated Group Issue), Series 2013, 5.00% 2027	485	512
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Medical Center Obligated Group Issue), Series 2013, 5.00% 2043	5,970	6,140
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 6.75% 2036	4,000	4,260
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 6.75% 2041	3,375	3,583
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 7.00% 2041	1,500	1,608
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	2,205	2,238
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,090	1,179
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,000	1,075
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2035	1,000	1,071
		26,923
Maryland 1.18%
County of Baltimore, Consolidated Public Improvement Bonds, Series 2018, 4.00% 2019	5,000	5,041
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2037	2,100	2,262
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.00% 2027	475	482
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 2033	3,900	3,962
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	1,725	1,804
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	720	726
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-D, AMT, 4.00% 2036	3,070	3,160
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2029	1,850	2,068
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2030	1,250	1,389
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2032	1,000	1,098
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 2036	3,000	3,011
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 2044	6,850	6,859
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 3.00% 20203	430	428
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 20253	2,100	2,225
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 20293	1,680	1,778
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,057
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	1,500	1,547

American High-Income Municipal Bond Fund — Page 31 of 69

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Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 2036	$8,000	$8,875
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2048	3,000	3,182
County of Howard, Retirement Community Rev. Bonds (Vantage House Fac.), Series 2017, 5.00% 2036	1,500	1,517
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 20283	550	554
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 20343	750	734
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 20393	1,000	985
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 20473	8,000	7,886
County of Prince George, Rev. Auth., Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 20463	2,500	2,374
County of Prince George, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	7,418	7,444
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	906	909
City of Rockville, Econ. Dev. Rev. Bonds (Ingleside King Farm Project), Series 2017-B, 5.00% 2042	750	774
City of Rockville, Econ. Dev. Rev. Bonds (Ingleside King Farm Project), Series 2017-C-3, 2.50% 2024	3,075	2,960
		77,091
Massachusetts 2.30%
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 2044	1,500	1,569
Dev. Fin. Agcy., Rev. Bonds (Emmanuel College Issue), Series 2016-A, 5.00% 2043	3,830	4,021
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2021	797	820
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	3,873	3,980
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	4,565	4,691
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	14,253	14,647
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	407	407
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	4,533	889
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-A, 4.68% 20213	9,655	9,665
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-B, 4.68% 20213	615	616
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2018, 5.00% 20283	2,835	2,944
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2018, 5.00% 20333	4,000	4,063
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2018, 5.00% 20383	3,250	3,250
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2018, 5.125% 20463	7,825	7,825
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2041 (preref. 2021)	1,000	1,071
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 4.00% 2036	2,500	2,504
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2029	1,800	1,985
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2036	5,500	5,909
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2017-L, 5.00% 2044	500	530
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040 (preref. 2020)	2,995	3,097
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040 (preref. 2020)	270	279
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Inc.), Series 2017, 5.00% 20473	1,500	1,538
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	535	547
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024 (preref. 2019)	965	991
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	360	369
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030 (preref. 2019)	640	658
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2035	1,000	1,082
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	4,505	4,905
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036 (preref. 2021)	5,475	5,997
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	2,390	2,604
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	3,610	3,964
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	23,225	22,269
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 2032	10,500	10,261
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2018-B, AMT, 3.625% 2034	3,000	2,900
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	5,000	5,525
Health and Educational Facs. Auth., Rev. Bonds (UMass Memorial Issue), Series 2010-G, 5.00% 2021	405	422
Health and Educational Facs. Auth., Rev. Ref. Bonds (Merrimack College Issue), Series 2017, 5.00% 2047	1,250	1,318

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Bonds, notes & other debt instruments Massachusetts (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	$1,800	$1,879
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	335	341
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039 (preref. 2019)	665	682
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 195, 4.00% 2048	1,385	1,445
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	2,645	2,719
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	1,655	1,714
Port Auth., Special Facs. Rev. Bonds (Delta Air Lines, Inc. Project), Series 2001-A, AMT, AMBAC insured, 5.00% 2027	2,000	2,040
		150,932
Michigan 2.76%
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	2,500	2,374
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.125% 2043	6,525	6,180
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2017, 7.50% 20443	6,800	6,618
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.25% 2039	4,850	5,138
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,077
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-1, 4.50% 2029	2,600	2,697
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-1, 5.00% 2044	2,625	2,777
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-6, 5.00% 2033	2,000	2,152
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	500	543
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	2,000	2,156
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	1,500	1,610
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-D-2, 5.00% 2034	1,000	1,080
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project Bonds), Series 2014-D-4, 5.00% 2034	1,000	1,075
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2030	2,550	2,572
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2031	1,000	1,006
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2021	1,500	1,592
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2022	3,150	3,384
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 5.84% 2020	200	206
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,550	1,639
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	1,848
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 2023	2,115	2,206
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	4,000	4,162
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	2,775	2,807
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 2027	2,770	2,741
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2032	1,055	1,092
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2037	600	616

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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2047	$1,390	$1,416
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2052	2,370	2,406
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	6,000	6,429
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.50% 2026	1,250	1,450
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2040	5,000	4,942
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047	1,400	1,485
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	2,000	2,112
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	1,890	1,994
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2027 (preref. 2022)	500	546
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039 (preref. 2022)	2,270	2,479
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039 (preref. 2019)	4,500	4,670
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2037	3,500	3,788
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2041	2,005	2,154
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,182
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 2034	3,000	2,832
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	2,060	2,097
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.125% 2032	1,000	1,001
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.375% 2041	1,270	1,271
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	4,750	5,021
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 2037	4,750	4,997
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2039	1,250	1,334
City of Saginaw, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	2,700	2,803
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	1,950	1,868
Strategic Fund, Limited Obligation Rev. Bonds (Detroit Renewable Power Project), Series 2018, AMT, 7.00% 20303	2,895	3,224
Strategic Fund, Limited Obligation Rev. Bonds (Detroit Thermal Project), Series 2018, AMT, 7.00% 20303	6,720	7,485
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,800	1,891
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Rev. Bonds, Series 2007-A, 6.00% 2048	12,095	11,953
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Rev. Bonds, Series 2008-A, 6.875% 2042	5,440	5,452
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037	2,000	2,119
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-C, AMT, 5.00% 2044	1,000	1,073
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	5,000	5,256
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	12,948
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2030	3,000	3,292
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2032	1,000	1,091

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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2033	$2,000	$2,177
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2034	1,500	1,628
		181,214
Minnesota 0.19%
Duluth Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2058	5,000	5,169
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	430	431
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	1,140	1,174
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	3,370	3,422
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 20293	250	248
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 20333	140	141
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 20523	1,600	1,603
		12,188
Mississippi 0.31%
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2036 (put 2022)3	3,500	3,590
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,091
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2046	5,000	5,203
County of Warren, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	5,100	5,518
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 2.90% 2032 (put 2023)	4,750	4,714
		20,116
Missouri 1.23%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-A, 6.00% 2033	4,670	5,203
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 2040	1,650	1,718
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 2045	1,300	1,350
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2045	1,320	1,409
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2010, 5.50% 2042	2,000	2,045
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2011, 6.00% 2041	1,000	1,054
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2030	250	269
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2046	825	865
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 2045	3,640	3,765
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 3.50% 20233	1,225	1,201

American High-Income Municipal Bond Fund — Page 35 of 69

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Bonds, notes & other debt instruments Missouri (continued)	Principal amount (000)	Value (000)
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 20273	$1,850	$1,778
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (Saint Louis Community Ice Center Project), Series 2018-A, 4.375% 2030	1,000	985
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (Saint Louis Community Ice Center Project), Series 2018-A, 5.00% 2039	2,250	2,262
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (Saint Louis Community Ice Center Project), Series 2018-A, 5.00% 2049	4,750	4,655
Mova Rolla Transportation Dev Dist., Sales Tax Rev. Bonds, Series 2017, 3.75% 2029	2,605	2,571
Mova Rolla Transportation Dev Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 2036	750	752
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	3,000	3,085
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2026	2,500	2,896
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	3,275	3,901
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	2,400	2,882
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	1,000	1,209
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2030	2,000	2,436
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2031	2,000	2,431
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2012, AMT, 5.00% 2032	1,685	1,799
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,500	1,699
City of St. Louis, Industrial Dev. Auth., Dev. Fncg. Rev. Bonds (Ballpark Village Dev. Project), Series 2017-A, 4.75% 2047	1,000	1,008
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2025	1,780	1,866
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,260	1,296
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 2045	4,200	4,319
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 2042	1,000	1,058
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2030	1,000	1,032
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2035	1,400	1,425
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 2045	2,000	2,034
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2017, 5.00% 2048	5,110	5,135
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village Sunset Hills), Series 2012, 5.00% 2032	1,020	1,037
County of St. Louis, Transportation Dev. Dist., Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	1,716
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-B, 6.00% 2037	4,150	4,596
		80,742
Montana 0.04%
Board of Housing, Single Family Mortgage Bonds, Series 2017-B-1, AMT, 4.00% 2048	2,430	2,504

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Bonds, notes & other debt instruments Nebraska 0.16%	Principal amount (000)	Value (000)
Central Plains Energy Project, Gas Project Crossover Rev. Ref. Bonds (Project No. 3), Series 2017-A, 5.00% 2032	$300	$340
Central Plains Energy Project, Gas Project Crossover Rev. Ref. Bonds (Project No. 3), Series 2017-A, 5.00% 2042	3,300	3,663
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2048	2,350	2,504
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 2040	1,785	1,817
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	2,200	2,296
		10,620
Nevada 1.08%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 20373	1,000	1,006
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 20473	1,400	1,389
Dept. of Business and Industry, Environmental Improvement Rev. Bonds (Fulcrum Sierra Biofuels LLC Project), Series 2017, AMT, 5.875% 2027	3,000	3,141
Dept. of Business and Industry, Environmental Improvement Rev. Bonds (Fulcrum Sierra Biofuels LLC Project), Series 2017, AMT, 6.25% 2037	1,250	1,323
Dept. of Business and Industry, Environmental Improvement Rev. Bonds (Fulcrum Sierra Biofuels LLC Project), Series 2018, AMT, 6.95% 2038	12,375	12,382
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 20293	750	746
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 20383	1,000	1,003
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 20483	1,000	991
Dept. of Business and Industry, Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2001, AMT, 2.25% 2026 (put 2018)3	2,500	2,500
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	3,000	2,968
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2027	2,415	2,617
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2028	2,000	2,164
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2020	455	453
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2021	270	267
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2022	380	365
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2023	390	383
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2024	405	397
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2025	420	404
County of Clark, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,115	1,153
County of Clark, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Rev. Ref. Bonds, Series 2012, 5.00% 2021	1,200	1,262
County of Clark, Special Improvement Dist. No. 151 (Summerlin-Mesa), Local Improvement Rev. Ref. Bonds, Series 2015, 4.00% 2020	1,145	1,162
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, Series 2005, 5.00% 2019	1,050	1,048
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, Series 2005, 5.125% 2025	2,570	2,451
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030 (preref. 2019)	4,000	4,146
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2030	1,375	1,500
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,465	1,589

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Bonds, notes & other debt instruments Nevada (continued)	Principal amount (000)	Value (000)
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	$1,225	$1,292
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 2.75% 20213	350	345
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 20253	3,030	2,888
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 4.25% 2024	200	203
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2022	395	416
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2023	350	370
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2024	230	242
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.00% 2022	1,110	1,134
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.50% 2025	665	682
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2026	700	734
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,650	1,691
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2035	1,625	1,631
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2023	220	218
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2024	165	161
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2025	255	244
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.25% 2026	250	239
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 2027	275	264
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 2028	250	237
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 2033	635	597
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 2037	1,075	1,018
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 2042	1,375	1,300
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 2047	1,650	1,571
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2026	930	964
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2028	370	380
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2029	655	668
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2031	135	137
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC-Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 4.00% 2058	1,000	947
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC-Reno Transportation Rail Access Corridor Project), Series 2018-B, Assured Guaranty Municipal insured, 4.125% 2058	1,250	1,202
		70,585

American High-Income Municipal Bond Fund — Page 38 of 69

unaudited

Bonds, notes & other debt instruments New Hampshire 0.29%	Principal amount (000)	Value (000)
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039 (preref. 2019)	$1,445	$1,499
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 3.125% 20241	2,750	2,750
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.00% 2027	150	151
Health and Educational Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2031	1,250	1,354
Health and Educational Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	2,795
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 20273	2,000	1,979
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 20423	1,000	972
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-C, AMT, 4.875% 2042	5,000	4,899
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2018-A, AMT, (SIFMA Municipal Swap Index + 0.75%) x.xx% 2033 (put 2021)2	2,500	2,501
		18,900
New Jersey 4.06%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2032	1,200	1,317
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	2,665	2,847
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	555	587
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 2039	2,500	2,641
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 2044	1,000	1,054
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,250	2,445
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,500	1,626
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,078
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	1,180	1,261
Econ. Dev. Auth. Rev. Bonds (Foundation Academy Charter School Project), Series 2018-A, 5.00% 2050	1,100	1,139
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	7,050	7,256
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	750	773
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	8,275
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,257
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2027	1,000	1,094
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2037	1,250	1,321
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2047	3,500	3,669
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	1,590	1,661
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042 (preref. 2020)	2,500	2,648
Econ. Dev. Auth., Rev. Ref. Bonds (Motor Vehicle Surcharges), Series 2017-A, BAM insured, 5.00% 2027	3,250	3,663
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	2,750	2,952

American High-Income Municipal Bond Fund — Page 39 of 69

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Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2024	$2,050	$2,218
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,000	1,064
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	3,750	3,924
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	2,150	2,225
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-K, AMBAC insured, 5.50% 2019	2,000	2,066
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2033	2,500	2,661
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.50% 2031	2,000	2,199
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2034	1,500	1,579
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2035	1,275	1,337
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2013-NN, 5.00% 2024	2,000	2,143
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.20% 20282	13,500	13,371
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2021	125	132
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	10,500	11,455
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 4.875% 2019	5,270	5,362
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,735
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,300	17,485
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	3,750	4,168
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,806
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,901
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2027	3,000	3,317
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2030	1,770	1,925
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2031	2,100	2,273
County of Essex, Improvement Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2015, AMT, 5.25% 20453	600	602
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2034	1,000	1,116
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2024	1,000	1,102
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2027	1,000	1,109
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2030	500	544
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041 (preref. 2021)	1,000	1,099
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2031	1,700	1,822
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2035	500	529
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2043	950	1,042
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	2,000	2,111
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.25% 2035	3,110	3,288
Health Care Facs. Fncg. Auth., State Contract Rev. Ref. Bonds (Hospital Asset Transformation Program), Series 2017, 5.00% 2036	2,000	2,093
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 2026	685	689
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2020	3,000	3,078
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1-A, AMT, 4.00% 2027	4,000	4,109
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 2032	1,375	1,294
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2023	1,000	1,089

American High-Income Municipal Bond Fund — Page 40 of 69

unaudited

Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2024	$1,000	$1,099
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2025	1,000	1,107
County of Salem, Pollution Control Fncg. Auth., Pollution Control Rev. Bonds (Philadelphia Electric Company Project), Series 1993-A, AMT, 2.50% 2025 (put 2019)	1,000	999
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 2042	500	526
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 2048	875	918
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2026	1,920	2,053
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2029	1,200	1,271
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2025	400	440
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2027	990	1,081
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2033	2,300	2,472
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	13,464
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2046	5,700	5,897
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 2046	6,400	6,780
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 3.20% 2027	3,000	2,952
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 5.00% 2046	7,500	7,614
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	1,000	1,086
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	4,000	4,373
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2031	4,500	4,879
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 2035	4,000	1,752
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 2039	10,785	3,769
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-B, 0% 2027	960	652
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, National insured, 5.50% 2021	5,950	6,439
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, National insured, 0% 2031	12,065	6,712
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	11,000	5,428
Transportation Trust Fund Auth., Transportation System Bonds, Series 2009-C, BAM insured, 0% 2032	1,260	687
Transportation Trust Fund Auth., Transportation System Bonds, Series 2010-A, BAM insured, 0% 2027	8,245	5,792
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2030	2,000	2,153
		266,021
New Mexico 0.21%
County of Dona Ana, Improvement Dist. Bonds (Santa Teresa Improvement Dist. - Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	525	527
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	3,000	2,968
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	2,000	2,073
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	1,500	1,540
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	50	51
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2010-A, Class I, 4.625% 2025	180	183
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	3,415	3,471
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-C-2, Class I, AMT, 3.50% 2045	2,045	2,079
Mortgage Fin. Auth., Single Family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	715	727
		13,619

American High-Income Municipal Bond Fund — Page 41 of 69

unaudited

Bonds, notes & other debt instruments New York 4.32%	Principal amount (000)	Value (000)
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2026	$2,500	$2,781
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	4,675	4,962
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	600	630
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	539
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 20453	7,300	7,655
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	500	521
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 3.75% 20203	585	590
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 20253	450	482
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 20353	1,150	1,212
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2054	13,000	2,516
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	10,000	1,849
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	551
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2040	250	272
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024 (preref. 2020)	5	5
Dormitory Auth., New School Rev. Bonds, Series 2015-A, 5.00% 2050	1,000	1,076
Dormitory Auth., North Shore-Long Island Jewish Obligated Group Rev. Bonds, Series 2011-A, 5.00% 2032 (preref. 2021)	4,000	4,283
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20313	500	540
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20323	500	539
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20333	1,200	1,290
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20343	1,200	1,287
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20353	1,000	1,069
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	1,430	1,558
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (Rochester Gas and Electric Corp. Project), Series 1997-A, AMT, 3.00% 2032 (put 2025)	4,000	3,957
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 3.75% 2044 (put 2019)3	410	410
City of Glen Cove, Local Econ. Assistance Corp., Convertible Capital Appreciation Rev. Bonds (Garvies Point Public Improvement Project), Series 2016-C, 0% 2055 (5.62% on 1/1/2024)1	11,320	9,270
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047	1,140	1,220
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047 (preref. 2021)	350	379
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2012-A, 5.25% 2047	2,390	2,531
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2012-A, 5.25% 2047 (preref. 2021)	110	118
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2042	990	911
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 20443	3,950	4,051
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 20343	7,500	7,743
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 20403	3,160	3,259
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,091
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	13,885
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-C-1A, 4.00% 2019	1,500	1,509
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2017-C-1D, 4.00% 2019	16,900	17,002

American High-Income Municipal Bond Fund — Page 42 of 69

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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-C-2A, 4.00% 2019	$32,000	$32,348
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	500	564
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,600	1,567
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	10,250	10,478
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	2,000	2,106
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2020	2,405	2,492
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	1,200	1,298
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,490	1,613
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042 (preref. 2022)	1,000	1,098
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 2032	5,000	5,595
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	2,842
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	5,500	5,892
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	300	338
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2021	1,000	1,018
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT 4.00% 2031	2,250	2,267
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT 4.00% 2032	2,000	2,010
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT 4.00% 2033	4,500	4,511
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	3,250	3,393
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	3,300	3,438
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	17,864
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2026	1,110	1,223
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2029	7,000	7,724
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2031	10,000	10,929
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	5,000	4,872
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	3,500	3,842
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2032	9,000	9,785
Transportation Dev. Corp., Special Facs. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	15,850	16,396
Transportation Dev. Corp., Special Facs. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	12,220	12,718
Transportation Dev. Corp., Special Facs. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	5,500	5,680

American High-Income Municipal Bond Fund — Page 43 of 69

unaudited

Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Transportation Dev. Corp., Special Facs. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	$560	$605
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	3,000	3,120
		283,169
North Carolina 0.22%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026 (escrowed to maturity)	1,000	1,218
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	2,065	2,096
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 4.75% 2032	1,500	1,542
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2020	725	754
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2025	500	539
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2030	1,900	1,982
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2035	1,000	1,034
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 2047	5,230	5,356
		14,521
North Dakota 0.16%
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2031 (preref. 2021)	1,200	1,284
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035 (preref. 2021)	500	535
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	5,260	5,425
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2043	2,900	2,984
		10,228
Ohio 4.35%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-E, 5.625% 2019	9,295	9,457
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 20383	1,850	1,824
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 20483	2,500	2,505
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 20285	12,445	12,072
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 3.80% 2027 (preref. 2022)	1,770	1,815
American Municipal Power, Inc., Combined Hydroelectric Project Rev. Bonds, Series 2018-A, 2.25% 2048 (put 2021)	950	942
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Convertible Capital Appreciation Bonds, Series 2007-A-3, 6.25% 20371	9,430	9,529
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	30,170	29,414
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 6.00% 2042	6,445	6,365
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 6.50% 2047	48,520	49,043
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	2,330	2,478

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Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	$1,710	$1,818
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 2045	6,060	6,443
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2037	3,250	3,385
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2047	3,695	3,799
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2050	2,400	2,459
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2027	3,000	3,015
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,535	3,644
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,095	1,168
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,066
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,300	2,451
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,064
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	1,064
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,106
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2029	2,000	2,195
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.00% 2037	2,450	2,556
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.00% 2052	5,250	5,299
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.00% 2057	6,000	6,036
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.50% 2052	4,000	4,220
Dev. Fin. Agcy., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 5.60% 2032 (put 2019)	950	951
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 5.25% 2028	250	253
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	2,275	2,437
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	2,850	2,953
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 2038	3,000	3,136
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	8,100	8,837
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	1,500	1,587
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2031	3,360	3,548
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2046	1,250	1,273
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2051	6,625	6,724
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046 (preref. 2021)	1,000	1,093
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 2052	1,125	1,143
County of Licking, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.00% 2050	3,560	3,696
County of Licking, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.125% 2042	7,000	7,348
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 2048	15,270	15,961
County of Muskingum, Hospital Facs. Rev. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2019	1,000	1,006
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	2,715	2,768
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	2,000	2,015
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	7,000	7,045
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 2039	120	127
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 2053	9,465	9,906

American High-Income Municipal Bond Fund — Page 45 of 69

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Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
Southeastern Ohio Port Auth., Hospital Facs. Improvement Rev. Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2020	$350	$360
Southeastern Ohio Port Auth., Hospital Facs. Improvement Rev. Bonds (Memorial Health System Obligated Group Project), Series 2017, 5.00% 2018	500	501
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.75% 2032	7,615	8,036
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	10,700	11,142
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2035	850	871
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2043	750	736
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2040	1,575	1,672
		285,357
Oklahoma 0.69%
County of Comanche, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 2029	945	980
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 2052	3,750	4,038
Fort Sill Apache Tribe, Econ. Dev. Auth., Gaming Enterprise Rev. Bonds, Series 2011-A, 8.50% 20263	6,370	7,262
City of Tulsa, Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	1,285	1,321
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2023	1,785	1,954
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2035	1,000	1,063
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2045	2,480	2,612
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	16,733
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	520	548
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds, Series 2015, AMT, 5.00% 2035 (put 2025)	8,250	8,718
		45,229
Oregon 0.53%
Business Dev. Commission, Econ. Dev. Rev. Bonds (Red Rock Biofuels LLC Clean Energy Project), Series 2017-A-248, AMT, 6.50% 20313	2,500	2,419
Business Dev. Commission, Econ. Dev. Rev. Bonds (Red Rock Biofuels LLC Clean Energy Project), Series 2018-D-248, AMT, 6.50% 20313	8,405	8,134
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 3.00% 2018	380	380
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 3.00% 2019	445	448
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 3.00% 2019	340	341
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2020	460	472
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2020	450	459
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2021	485	502
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2021	235	242
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2022	370	385

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Bonds, notes & other debt instruments Oregon (continued)	Principal amount (000)	Value (000)
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2023	$260	$271
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2026	200	208
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 5.00% 2052	2,500	2,620
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-B, 3.00% 2022	2,500	2,503
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2045	1,500	1,633
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-E, AMT, 3.50% 2040	2,590	2,638
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2027	200	226
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2028	265	298
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2029	235	263
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2030	200	222
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2031	200	221
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2032	270	298
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 2050	5,080	5,245
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2033	550	601
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2043	500	534
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2048	1,000	1,063
County of Yamhill, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2036	625	655
County of Yamhill, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2046	1,750	1,811
		35,092
Pennsylvania 5.59%
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 4.00% 2038	1,640	1,563
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2033	3,500	3,818
County of Allegheny, Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 2.389% 20372	6,000	5,846
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2028	2,500	2,819
City of Allentown, Dev. Auth., Rev. Bonds (Academy Charter), Series 2017-A, 6.25% 20473	5,500	5,192
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 20283	1,000	1,078
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 20333	1,000	1,065
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 20423	1,500	1,567
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 2038	1,000	1,055
County of Bucks, Industrial Dev. Auth. Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2029	1,020	1,121
County of Bucks, Industrial Dev. Auth. Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2032	395	430
County of Bucks, Industrial Dev. Auth. Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2033	415	451
County of Bucks, Industrial Dev. Auth., Solid Waste Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.70% 2022 (put 2019)	8,000	7,986

American High-Income Municipal Bond Fund — Page 47 of 69

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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2030	$1,000	$1,015
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2035	1,000	1,004
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.25% 2045	3,860	3,919
County of Chester, Individual Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 4.375% 2028	275	270
County of Chester, Individual Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 2038	1,602	1,603
County of Chester, Individual Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 2048	5,415	5,425
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 2047	1,160	1,176
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 2051	645	649
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2036	1,515	1,601
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2046	7,500	7,852
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2051	7,005	7,312
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2030	1,000	1,079
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2033	1,610	1,719
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2034	1,245	1,368
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2036	500	546
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2023	2,420	2,640
City of Doylestown, Hospital Auth., Doylestown Hospital Rev. Bonds, Series 2016-A, 5.00% 2041	1,000	1,041
City of Doylestown, Hospital Auth., Doylestown Hospital Rev. Bonds, Series 2016-A, 5.00% 2046	7,370	7,645
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2027	500	553
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2028	900	990
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2029	300	328
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2035	1,000	1,045
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	2,750	2,850
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2029	730	778
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2034	875	918
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	440	458
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	2,850	2,958
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2025	4,905	5,202
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2030	825	880

American High-Income Municipal Bond Fund — Page 48 of 69

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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	$2,500	$2,597
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.00% 2037 (put 2020)	7,275	7,285
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2019	250	254
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	5,000	5,423
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,300	17,354
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	11,690	12,289
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2022	2,250	2,423
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2035	2,500	2,733
County of Franklin, Industrial Dev. Auth. Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2029	815	851
County of Franklin, Industrial Dev. Auth. Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2038	500	508
County of Franklin, Industrial Dev. Auth. Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2043	1,000	1,012
County of Franklin, Industrial Dev. Auth. Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2048	1,300	1,311
County of Franklin, Industrial Dev. Auth. Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2053	1,900	1,906
County of Franklin, Industrial Dev. Auth. Rev. Bonds (Menno-Haven Inc. Project), Series 2018, AMT, 5.00% 2030	1,000	1,038
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2011-A, 5.75% 2041 (preref. 2021)	1,500	1,644
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 2042	1,000	1,097
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043 (preref. 2020)	6,700	7,094
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.00% 2031(preref. 2021)	2,000	2,204
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043 (preref. 2021)	4,690	5,201
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030 (preref. 2022)	1,000	1,099
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044 (preref. 2022)	4,260	4,681
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	2,400	2,618
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	4,925	5,062
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	7,890	8,019
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2026	570	616
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2031	1,450	1,536
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	3,525	3,630
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 2038	7,850	8,087
Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Wesley Enhanced Living Obligated Group), Series 2017-A, 5.00% 2032	400	415
Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Wesley Enhanced Living Obligated Group), Series 2017-A, 5.00% 2037	500	510
County of Lancaster, Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,000	1,083
County of Lycoming, Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	4,500	4,612
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	520	568

American High-Income Municipal Bond Fund — Page 49 of 69

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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 2047	$3,055	$3,250
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2028	1,500	1,632
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	4,980	5,285
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	14,440	15,235
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	2,060	2,172
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 1999-B, AMT, 2.70% 2034 (put 2020)	3,850	3,836
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 2001-A, AMT, 2.70% 2034 (put 2020)	2,000	1,993
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029 (preref. 2019)	725	757
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2033	3,360	3,615
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	5,250	5,597
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	2,500	2,641
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	2,800	2,948
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 2046	1,000	1,068
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 2.619% 2048 (put 2022)2	600	600
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	3,885	4,106
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,320	12,957
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2027	1,500	1,642
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2028	1,000	1,089
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2030	2,730	2,934
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2031	1,000	1,068
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2033	1,000	1,058
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (University of the Sciences), Series 2017, 5.00% 2047	4,925	5,299
Philadelphia School Dist., G.O. Bonds, Series 2011-E, 5.25% 2023	300	313
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2028	6,100	6,757
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2029	4,500	4,959
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2030 (preref. 2026)	10	12
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2036	1,000	1,076
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2037	1,500	1,610
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2038	1,000	1,071
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2026	1,400	1,570
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2028	745	841
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2034	1,270	1,387
Public Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Company), Series 2014, AMT, 5.50% 2044	4,500	4,658

American High-Income Municipal Bond Fund — Page 50 of 69

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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	$5,000	$5,498
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2027	275	312
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2028	275	312
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2036	1,100	1,208
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,092
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2034	825	901
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2035	750	816
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2019	3,630	3,645
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	3,855	3,965
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2023	4,120	4,454
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	10,210	10,912
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	650	637
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2035	3,540	3,756
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2038	4,450	4,704
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2046	1,000	1,078
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,099
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 4.00% 2023	850	846
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 2028	850	871
		366,717
Puerto Rico 3.28%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2008-A, 6.00% 2038	2,000	1,905
Aqueduct and Sewer Auth., Rev. Bonds, Series 2008-A, 6.125% 20241	190	182
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.25% 2042	7,945	7,369
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 6.00% 2047	455	427
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 5.25% 2019	2,675	2,710
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 5.25% 2021	1,000	1,039
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, Assured Guaranty Municipal insured, 5.00% 2030	80	83
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 20285	500	320
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 20285	500	320
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 20355	1,625	1,040
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 2040	2,270	1,453
Electric Power Auth., Power Rev. Ref. Bonds, Series 2002-MM, National insured, 5.00% 2020	475	486
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 2033	640	640
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 2025	775	826
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 2030	475	506
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, Assured Guaranty Municipal insured, 3.65% 2024	120	118
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 2.125% 20292	8,485	7,976
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	3,105	3,454
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	11,350	12,588
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	545	561
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.25% 2032	820	913
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.25% 2033	615	685

American High-Income Municipal Bond Fund — Page 51 of 69

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Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.25% 2036	$1,040	$1,153
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.50% 2029	210	237
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.50% 2031	385	437
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-L, AMBAC insured, 5.25% 2038	1,370	1,463
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-L, Assured Guaranty insured, 5.25% 2019	1,000	1,017
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, AMBAC insured, 4.07% 20282	13,105	11,434
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty Municipal insured, 5.50% 2026	685	766
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.375% 2021	70	70
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.50% 2031	6,815	6,679
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2021	1,650	1,651
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	200	196
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2036	500	463
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	6,200	6,029
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.125% 2032	3,750	3,562
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.375% 2042	6,455	6,035
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 2024	550	550
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	1,500	1,517
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	3,485	3,558
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	2,385	2,455
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,000	1,036
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,700	1,719
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2023	960	881
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2024	300	273
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2026	795	724
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 2027	995	900
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,025	893
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	1,400	1,199

American High-Income Municipal Bond Fund — Page 52 of 69

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Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 2029	$2,220	$2,205
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	50	49
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2019	275	278
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2021	2,170	2,231
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	15,165	15,618
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, AMBAC insured, 5.50% 2024	215	233
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, AMBAC insured, 5.50% 2025	1,090	1,191
Public Building Auth., Rev. Ref. Bonds, Series 1993-L, National insured, 5.50% 20216	1,079	1,105
Public Improvement G.O. Bonds, Series 2001-A, Assured Guaranty insured, 5.50% 2029	2,010	2,262
Public Improvement G.O. Rev. Ref. Bonds, Series 2001-A, AMBAC insured, 5.50% 2019	1,065	1,081
Public Improvement G.O. Rev. Ref. Bonds, Series 2001-A, National insured, 5.50% 2019	1,745	1,770
Public Improvement G.O. Rev. Ref. Bonds, Series 2001-A, National insured, 5.50% 2020	3,155	3,256
Public Improvement G.O. Rev. Ref. Bonds, Series 2007-A, National insured, 5.50% 2019	1,000	1,015
Public Improvement G.O. Rev. Ref. Bonds, Series 2007-A, National insured, 5.50% 2020	3,120	3,220
Public Improvement G.O. Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 20415	6,945	4,080
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, AMBAC-BHAC insured, 0% 2054	815	142
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2041	11,000	3,436
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2042	8,500	2,522
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2046	23,030	5,571
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 0% 2024	180	140
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 0% 2047	2,000	430
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 0% 2054	43,063	6,267
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2044	20,315	5,443
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2043	6,050	1,706
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2023	1,000	936
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2024	825	768
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2025	520	480
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2026	520	478
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2030	1,604	1,444
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2036	1,905	1,697
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2019	4,842	4,727
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2020	2,360	2,263
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2021	645	612
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2022	1,760	1,657
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	5,665	5,304
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2024	4,525	4,214
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2025	260	240
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,450	1,332
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2030	8,380	7,545
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2024	50	50
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2025	105	105
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2019	2,490	2,431
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	7,130	6,836
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2021	555	527
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2022	4,060	3,821
		215,216

American High-Income Municipal Bond Fund — Page 53 of 69

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Bonds, notes & other debt instruments Rhode Island 1.14%	Principal amount (000)	Value (000)
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2030	$500	$553
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2041	500	537
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	11,410	11,936
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2036	11,450	11,755
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2029	1,380	1,514
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2033	1,000	1,082
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	9,555	9,704
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	1,000	1,003
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2027	2,500	2,534
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2028	1,000	1,010
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.125% 2027	1,500	1,441
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.25% 2028	1,500	1,441
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.375% 2029	2,815	2,708
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 3.80% 2031	2,825	2,825
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 4.00% 2027	2,950	3,007
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 2034	8,250	7,934
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2007-A, 0% 2052	119,630	13,471
		74,455
South Carolina 1.42%
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A, 0% 2021	46	39
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A, 0% 2022	500	399
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2032	3,075	1,248
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2042	19,427	3,716
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	4,985	5,138
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 20362	3,000	3,105
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 20412	8,330	8,545
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs., Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 2037	1,860	1,907
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs., Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 2042	1,855	1,891
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 20363	2,000	2,019
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 20413	6,000	6,027
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 2047	5,700	5,774
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 2052	5,055	5,096
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042 (preref. 2020)	4,000	4,240
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	5,000	5,236
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-C, 5.00% 2036	3,000	3,084
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043	6,095	6,264
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	960	993
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	2,250	2,386
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	10,050	10,646
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2041	3,000	3,161
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2013-B, 5.125% 2043	2,125	2,215
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-B, 5.00% 2038	3,000	3,132

American High-Income Municipal Bond Fund — Page 54 of 69

unaudited

Bonds, notes & other debt instruments South Carolina (continued)	Principal amount (000)	Value (000)
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2034	$6,225	$6,641
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-B, 2.25% 2051 (2.75% on 12/1/2019)1	310	254
		93,156
South Dakota 0.12%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	800	852
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 2044	1,420	1,459
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-E, AMT, 4.00% 2039	4,475	4,623
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	650	663
		7,597
Tennessee 0.36%
City of Chattanooga, Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	2,815	2,955
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	2,435	2,502
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-A, AMT, 3.50% 2047	3,270	3,322
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	1,774
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,052
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,628
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,088
County of Shelby, Health, Educational and Housing Fac. Board, Residential Care Fac. Mortgage Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 2047	1,735	1,772
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	5,000	5,151
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 20492	2,500	2,591
		23,835
Texas 7.16%
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2038	1,000	955
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2048	1,900	1,767
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2053	925	843
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	4,095	3,917
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2036	3,370	3,577
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2046	3,745	3,930
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2051	4,100	4,274
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2030	1,600	1,777
City of Austin, Airport System Rev. Bonds, Series 2014, AMT, 5.00% 2044	2,750	2,953
Brazoria Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Brazosport Regional Health System), Series 2012, 5.25% 2032 (preref. 2022)	750	823
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2010, 5.75% 2025 (preref. 2020)	1,000	1,042
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041 (preref. 2021)	3,000	3,233
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046 (preref. 2021)	2,200	2,382
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,295	1,389
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,000	1,072
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 2033	1,000	1,105
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 2024	250	275
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 2028	500	550
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2012-D, AMT, 5.00% 2042	9,000	9,378
City of Decatur, Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.00% 2034	1,500	1,573

American High-Income Municipal Bond Fund — Page 55 of 69

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
City of Decatur, Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.25% 2044	$1,500	$1,572
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	4,500	4,579
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	5,000	5,080
County of Gregg, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System Obligated Group), Series 2012-C, 5.00% 2032 (preref. 2022)	925	1,008
County of Gregg, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Medical Center Project), Series 2012-C, 3.82% 2025 (preref. 2022)	3,820	3,870
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 2025	4,000	4,080
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	275	283
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2038	510	521
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2043	1,240	1,266
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2037	2,530	2,638
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2048	12,830	13,219
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), Series 2008-D, 5.375% 2028 (preref. 2018)	2,000	2,003
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,460
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2038	3,500	3,645
County of Harris, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2008-B, 7.25% 2035 (preref. 2018)	1,000	1,004
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2042	1,000	333
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2050	1,500	328
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2053	1,000	1,069
County of Harrison, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System), Series 2010, 5.25% 2028 (preref. 2020)	2,625	2,751
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	4,000	4,310
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2027	1,995	2,306
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	1,000	1,066
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,003
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,228
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2018-C, AMT, 5.00% 2028	20,000	22,034
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,202
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	8,485	8,753
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.50% 2020	1,000	1,023
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	5,825
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	6,745	7,178

American High-Income Municipal Bond Fund — Page 56 of 69

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2025	$1,670	$1,879
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 1.956% 2034 (put 2021)2	3,500	3,492
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center-Irving), Series 2017-A, 5.00% 2033	1,000	1,076
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center-Irving), Series 2017-A, 5.00% 2044	1,000	1,050
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center-Irving), Series 2017-B, (SIFMA Municipal Swap Index + 1.11%) 2.70% 2044 (put 2023)2	1,500	1,504
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2024	1,000	1,096
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2025	1,000	1,104
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2030	3,450	3,700
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	2,750	2,878
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Company Project), Series 1996, AMT, 1.75% 2030 (put 2020)	400	392
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 2028	3,280	3,712
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-A, AMT, 5.75% 20313	2,000	2,061
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-B, AMT, 5.75% 20313	20,830	21,462
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 6.625% 2031	12,500	12,493
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020	2,500	2,490
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.15% 20272	2,820	2,779
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	5,000	5,393
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	3,500	3,729
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,595
New Hope Cultural Education Facs. Fin. Corp., Capital Improvement Rev. Bonds (CHF-Collegiate Housing Denton, LLC - Texas Woman’s University Housing Project), Series 2018-A-1, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,076
New Hope Cultural Education Facs. Fin. Corp., Capital Improvement Rev. Bonds (CHF-Collegiate Housing Denton, LLC - Texas Woman’s University Housing Project), Series 2018-A-1, Assured Guaranty Municipal insured, 5.00% 2048	1,500	1,587
New Hope Cultural Education Facs. Fin. Corp., Capital Improvement Rev. Bonds (CHF-Collegiate Housing Denton, LLC - Texas Woman’s University Housing Project), Series 2018-A-1, Assured Guaranty Municipal insured, 5.00% 2058	3,650	3,820
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Jubilee Academic Center Inc.), Series 2016-A, 5.00% 20363	8,710	8,628
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Jubilee Academic Center Inc.), Series 2016-A, 5.00% 20463	3,960	3,816
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Jubilee Academic Center Inc.), Series 2017-A, 5.00% 20373	2,000	1,971
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Jubilee Academic Center Inc.), Series 2017-A, 5.125% 20473	2,085	2,043
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2031	1,020	1,073
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2046	4,350	4,460
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.375% 2036	500	495

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.50% 2046	$800	$791
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.50% 2052	1,150	1,127
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-B-2, 3.00% 2021	20	20
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc. Project), Series 2014, 5.50% 2035	100	105
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc. Project), Series 2014, 5.50% 2043	3,700	3,869
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc. Project), Series 2014, 5.50% 2049	1,150	1,199
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2025	350	385
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2026	330	362
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2031	1,410	1,516
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2040	4,900	5,202
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2031	1,615	1,650
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2036	2,540	2,560
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2048	5,050	4,973
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2031	800	844
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2032	855	899
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2037	2,110	2,185
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2042	1,625	1,670
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2039	2,250	2,331
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2046	5,265	5,433
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2030	1,800	1,911
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2035	1,800	1,883
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2047	8,870	9,164
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2032	750	743
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2037	600	580
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2042	1,000	948
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.25% 2048	3,000	2,895
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2033	500	559
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,250	1,392
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	560	563

American High-Income Municipal Bond Fund — Page 58 of 69

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034 (preref. 2021)	$1,500	$1,620
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	4,500	4,931
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	2,000	2,179
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,086
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,000	1,079
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2039	10,000	11,018
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 2036	500	485
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project), Series 2014-A, 7.75% 2044	3,315	3,724
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project), Series 2014-A, 8.00% 2049	3,355	3,803
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,052
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,578
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,875	3,067
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2015, AMT, 5.00% 2045	1,500	1,608
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2009-A, 5.25% 2025 (preref. 2019)	1,000	1,008
City of Sanger, Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 20385	3,110	933
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 2027	9,890	9,756
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 2031	5,500	5,223
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 2037	4,500	4,602
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 2045	11,750	11,904
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2024	1,610	1,715
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2030	1,650	1,709
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2040	1,350	1,379
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007, 5.75% 2037	7,170	6,008
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Senior Living), Series 2017-B-3, 3.875% 2022	2,750	2,722
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Northwest Senior Housing Corp.), Series 2017, 5.25% 2047	5,170	5,368
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.25% 2035	900	754
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.50% 2045	625	520
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2025	705	755
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2045	2,190	2,232
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-B, 5.00% 2036	1,000	1,025
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,000	2,153
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2032	5,000	5,352
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	5,000	5,282
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	460	482
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030 (preref. 2020)	805	879

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040 (preref. 2020)	$3,750	$4,102
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2029	10,500	7,100
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	17,800	12,651
County of Wood, Central Hospital Dist., Hospital Rev. Bonds (East Texas Medical Center Quitman Project), Series 2011, 6.00% 2041 (preref. 2021)	9,035	9,926
		469,835
Utah 0.51%
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 20463	7,405	6,752
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 20373	27,800	27,006
		33,758
Vermont 0.28%
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 2036 (put 2028)3	250	244
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.75% 2028	3,000	2,885
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2029	3,500	3,443
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2030	2,000	1,951
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2031	1,100	1,065
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2032	600	581
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2027	2,150	2,330
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 2029	1,000	960
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 2030	790	760
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 2031	500	489
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 2032	400	389
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 2046	1,850	1,706
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2025	300	325
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	500	542
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2027	300	323
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2028	500	535
Student Assistance Corp., Education Loan Rev. Bonds, Series 2012-B, AMT, (3-month USD-LIBOR + 1.50%) 3.898% 20222,6	38	38
		18,566
Virgin Islands 0.04%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,534
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-B, 5.25% 2029	275	276
		2,810
Virginia 1.83%
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	3,000	3,106
County of Botetourt, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	2,000	2,136
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2040 (4.875% on 7/15/2023)1	1,500	1,266
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,500	2,634
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	1,000	1,011
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 2048	1,400	1,426
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 2051	2,375	2,413

American High-Income Municipal Bond Fund — Page 60 of 69

unaudited

Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
City of Harrisonburg, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	$1,000	$1,114
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Lifespire of Virginia), Series 2017-C, 5.00% 2037	470	487
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Lifespire of Virginia), Series 2017-C, 5.00% 2047	2,200	2,261
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), Series 2012, 5.00% 2020	365	377
Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 2029	394	394
Mosaic Dist. Community Dev. Auth., Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,293
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 20265	867	395
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 20463	9,250	9,373
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 20453	27,900	28,717
Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 4.00% 20233	445	452
Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 4.50% 20283	725	750
Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 20373	1,500	1,557
Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 20453	2,350	2,417
County of Prince William, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2031	635	675
County of Prince William, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2046	880	913
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 2049	2,000	2,100
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 2052	10,000	10,472
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 2056	3,250	3,394
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2032	1,425	1,484
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2037	4,075	4,210
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2042	3,500	3,602
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2047	4,510	4,627
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2052	8,425	8,617
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.25% 2032	6,940	7,371
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,250	2,525
Small Business Fncg. Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2018-C, AMT, 5.00% 20481,3	1,500	1,524
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2036	1,000	1,075
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Ref Bonds (Westminster Canterbury), Series 5.00% 2033	1,000	1,093
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Ref Bonds (Westminster Canterbury), Series 5.00% 2035	1,210	1,316
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Ref Bonds (Westminster Canterbury), Series 5.00% 2036	725	786
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Ref Bonds (Westminster Canterbury), Series 5.00% 2040	460	494
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	472	473
		120,330
Washington 1.74%
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2043	5,000	5,469
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2048	10,000	10,895
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.60% 2035 (put 2021)2	7,375	7,407
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042 (preref. 2021)	1,250	1,351
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2036	2,620	2,759
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2041	1,920	2,004

American High-Income Municipal Bond Fund — Page 61 of 69

unaudited

Bonds, notes & other debt instruments Washington (continued)	Principal amount (000)	Value (000)
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 20443	$7,000	$7,924
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 20493	9,090	10,320
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2031	1,000	1,073
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2033	1,050	1,117
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Heartstone Project), Series 2018-B, 3.125% 20233	2,500	2,477
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.50% 20303	900	958
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.75% 20353	1,630	1,735
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 20453	6,335	6,739
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 20503	5,600	5,941
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2038	1,600	1,677
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2043	3,100	3,229
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2048	2,700	2,796
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 20333	250	259
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 20483	750	761
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	1,505	1,524
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 2032	2,000	2,077
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 2038	5,745	5,956
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 2032	600	623
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 2038	600	622
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 2030	4,825	5,159
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2034	1,000	1,084
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2035	1,500	1,623
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), Series 2013, AMT, 5.00% 2030	2,000	2,132
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), Series 2013, AMT, 5.00% 2031	2,000	2,131
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	4,000	4,173
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 2025	500	522
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,000	1,093
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2028	2,440	2,647
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2029	1,000	1,077
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2030	1,500	1,607
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,500	1,602
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2032	1,500	1,597
		114,140

American High-Income Municipal Bond Fund — Page 62 of 69

unaudited

Bonds, notes & other debt instruments West Virginia 0.33%	Principal amount (000)	Value (000)
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.70% 2041 (put 2020)	$2,100	$2,053
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Wheeling Power Co. - Mitchell Project), Series 2013-A, AMT, 3.00% 2037 (put 2022)	6,550	6,488
County of Harrison, Solid Waste Disposal Rev. Ref. Bonds (Monongahela Power Company Project), Series 2018-A, AMT, 3.00% 2037 (put 2021)	6,000	5,956
West Virginia Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.125% 2047	2,000	1,854
West Virginia Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2043	4,700	5,016
		21,367
Wisconsin 2.27%
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 2.15% 2054 (put 2023)2	6,750	6,752
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036 (preref. 2023)	2,000	2,227
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 2039	500	501
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2039	1,000	1,088
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2023	1,085	1,154
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2024	1,165	1,242
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2025	1,225	1,302
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2026	1,285	1,360
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2027	1,350	1,418
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2029	1,485	1,545
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2031	1,640	1,688
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2037	1,110	1,131
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2034	1,800	1,935
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2042	2,215	2,342
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2046	3,205	3,381
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2017-C, 5.00% 2047	6,000	6,354
Health and Educational Facs. Auth., Rev. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.625% 2039 (preref. 2019)	1,000	1,048
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2033 (preref. 2025)	550	594
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	14,905	15,129
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-E, AMT, 3.50% 2046	2,110	2,144
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2028	1,780	1,988
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2022	60	63

American High-Income Municipal Bond Fund — Page 63 of 69

unaudited

Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	$450	$468
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 20473	5,000	5,022
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 20523	2,000	1,989
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2024	1,605	1,728
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 20253	1,000	1,096
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Company), Series 2014, AMT, 5.25% 2030	3,000	3,143
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Company), Series 2016, AMT, 4.00% 2035	9,200	8,621
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2028	3,000	3,367
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.25% 20273	2,000	2,093
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.75% 20313	2,750	2,967
Public Fin. Auth., Limited Obligation Pilot Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 20503	4,000	4,510
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-B, 5.00% 2027	2,345	2,581
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	529
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	5,000	5,252
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.75% 2035	3,000	3,187
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	5,150	5,426
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.00% 20323	1,280	1,337
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 20373	650	678
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 20423	250	259
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 20473	900	929
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 20523	2,300	2,365
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-B-2, 3.50% 20233	1,600	1,602
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-B-3, 3.00% 20223	1,250	1,250
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 2034	1,000	1,043
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 2044	1,800	1,895
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,463
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 2035	1,000	1,038
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 2047	2,000	2,076
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 2030	2,140	2,254
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2027	15,115	9,647

American High-Income Municipal Bond Fund — Page 64 of 69

unaudited

Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2028	$8,975	$5,382
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2029	12,855	7,211
		148,794
Total bonds, notes & other debt instruments (cost: $6,253,427,000)		6,273,452
Short-term securities 3.55%
State of California, Statewide Communities Dev. Auth., Rev. Ref. Bonds (Westgate Pasadena Apartments Project), Series 2013-B, 2.16% 20422	5,000	5,000
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/26/2019	3,000	3,039
State of Connecticut, Health and Educational Facs. Auth., IAM Commercial Paper (Yale University Issue), Series 2018-S-2, 1.72% 12/3/2018	7,000	7,000
State of Connecticut, Health and Educational Facs. Auth., IAM Commercial Paper, Series 2018-S-1, 1.67% 11/6/2018	2,000	2,000
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 1.90% 2034 (put 2018)10	2,000	2,000
State of Florida, Health Facs. Auth., Hospital Rev. IAM Commercial Paper (Shands Heathcare), Series 2008-A, 1.71% 11/2/2018	7,000	7,000
State of Florida, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2012, AMT, 1.85% 2026 (put 2019)10	6,000	6,000
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 1.375% 2048 (put 2019)10	3,000	3,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 1.68% 20442	1,000	1,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.68% 20442	9,000	9,000
State of Indiana, Fin. Auth., Econ. Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2012, AMT, 1.90% 2037 (put 2018)10	2,000	2,000
State of Maryland, Health and Higher Educational Facs. Auth., IAM Commercial Paper, Series 2018-B, 1.72% 11/1/2018	2,500	2,500
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2009-A 1.75% 11/19/2018	2,000	2,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2009-A, 1.71% 11/2/2018	10,000	10,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2009-A, 1.72% 11/1/2018	4,000	4,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2009-B 1.70% 11/7/2018	13,000	13,000
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-A, 4.00% 4/25/2019	24,000	24,246
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-C, 4.00% 6/20/2019	15,000	15,200
State of Massachusetts, Dev. Fin. Agcy., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.25% 2027 (put 2019)3,10	2,500	2,498
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-1, 1.75% 2034 (put 2019)	5,000	5,002
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-B, 1.67% 20302	5,000	5,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds ((Chevron U.S.A. Inc. Project), Series 2009-E, 1.67% 20302	3,500	3,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.71% 20352	2,000	2,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 1.67% 20352	5,550	5,550
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 1.71% 20352	3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 1.67% 20352	5,000	5,000

American High-Income Municipal Bond Fund — Page 65 of 69

unaudited

Short-term securities	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 1.67% 20352	$2,000	$2,000
State of Mississippi, Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-2, 2.125% 2022 (put 2019)10	500	499
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2015-AA-1, 1.70% 20482	1,950	1,950
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2010, Series G-5, 1.68% 20342	2,000	2,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2002, Series C-5, 1.70% 20312	10,385	10,385
State of Oregon, County of Gilliam, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 2.25% 2038 (put 2019)10	5,000	4,995
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2014, AMT, 2.05% 2044 (put 2019)10	25,000	25,000
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 1.71% 20342	3,810	3,810
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.69% 20242	5,000	5,000
State of Texas, City of Houston, Anticipation Rev. and Tax Notes, Series 2018, 4.00% 6/28/2019	1,000	1,013
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 1.71% 20242	12,000	12,000
State of Texas, New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Presbyterian Village North Project), Series 2018, 5.00% 10/1/20198	410	418
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	1,000	1,016
State of Texas, University of Texas, IAM Commercial Paper, Series 2018-A, 1.75% 12/13/2018	5,000	5,000
State of Texas, University of Texas, IAM Commercial Paper, Series 2018-A, 1.68% 11/7/2018	5,000	5,000
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-2, AMT, 1.80% 2025 (put 2019)10	3,000	3,000
Total short-term securities (cost: $232,651,000)		232,621
Total investment securities 99.19% (cost: $6,486,078,000)		6,506,073
Other assets less liabilities 0.81%		53,213
Net assets 100.00%		$6,559,286

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount11 (000)	Value at 10/31/201812 (000)	Unrealized (depreciation) appreciation at 10/31/2018 (000)
2 Year U.S. Treasury Note Futures	Long	750	January 2019	$150,000	$157,992	$(308)
5 Year U.S. Treasury Note Futures	Long	250	January 2019	25,000	28,096	(215)
30 Year Ultra U.S. Treasury Bond Futures	Short	350	December 2018	(35,000)	(52,227)	2,518
						$1,995

American High-Income Municipal Bond Fund — Page 66 of 69

unaudited

1	Step bond; coupon rate may change at a later date.
2	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $750,532,000, which represented 11.44% of the net assets of the fund.
4	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
5	Scheduled interest and/or principal payment was not received.
6	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7	Amount less than one thousand.
8	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,054,000, which represented .11% of the net assets of the fund.
9	Value determined using significant unobservable inputs.
10	For short-term securities, the mandatory put date is considered to be the maturity date.
11	Notional amount is calculated based on the number of contracts and notional contract size.
12	Value is calculated based on the notional amount and current market price.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $136,844,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American High-Income Municipal Bond Fund — Page 67 of 69

unaudited

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$986,089	$—	$986,089
Texas	—	469,835	—	469,835
Pennsylvania	—	366,717	—	366,717
California	—	361,156	—	361,156
Florida	—	350,141	6,636	356,777
Colorado	—	352,430	—	352,430
Ohio	—	285,357	—	285,357
New York	—	283,169	—	283,169
New Jersey	—	266,021	—	266,021
Puerto Rico	—	215,216	—	215,216
Other	—	2,330,685	—	2,330,685
Short-term securities	—	232,621	—	232,621
Total	$—	$6,499,437	$6,636	$6,506,073

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,518	$—	$—	$2,518
Liabilities:
Unrealized depreciation on futures contracts	(523)	—	—	(523)
Total	$1,995	$—	$—	$1,995

*	Futures contracts are not included in the investment portfolio.

American High-Income Municipal Bond Fund — Page 68 of 69

unaudited

Key to abbreviations and symbol
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Auth. = Authority	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	LIBOR = London Interbank Offered Rate
CHF = Swiss francs	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2018 Capital Group. All rights reserved.

MFGEFPX-040-1218O-S66108	American High-Income Municipal Bond Fund — Page 69 of 69

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: December 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 28, 2018